                                                      [NATIONS FUNDS LOGO]



[PICTURE DEPICTING 2 PEOPLE WALKING]









                                 ANNUAL REPORT
                                 -------------




                                             Nations
                                             Institutional
                                             Reserves


                                             NATIONS CASH RESERVES

                                             NATIONS MONEY MARKET RESERVES

                                             NATIONS TREASURY RESERVES

                                             NATIONS GOVERNMENT RESERVES

                                             NATIONS MUNICIPAL RESERVES

                                             FOR THE YEAR ENDED MARCH 31, 1999

---------------------------------
  NOT FDIC -  MAY LOSE VALUE
>             -------------------
  INSURED     NO BANK GUARANTEE
---------------------------------

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank N.A., is not a bank and the securities offered by it are not guaranteed by any bank or insured by the FDIC.

Nations Institutional Reserves Investment Adviser: NationsBanc Advisors, Inc.

Nations Institutional Reserves Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

[NATIONS FUND LOGO]

Dear Shareholder:

We are pleased to present the annual financial report for Nations Institutional Reserves (the "Funds"). This report contains important financial information regarding your investment for the period ended March 31, 1999. We hope you will take a moment to review this information.

ECONOMIC REVIEW
During the fourth quarter of 1998, the Federal Open Market Committee (FOMC) implemented two Federal Funds Rate cuts, which were critical in stabilizing the capital markets. However, the FOMC's actions were not isolated. Central banks around the world cut interest rates and injected liquidity into the system -- as many as 60 interest rate cuts were observed throughout the last two quarters of 1998, globally. Real Gross Domestic Product growth was 4.0% for the full year of 1998 and the economy grew at a robust 6.0%. A strong U.S. dollar, coupled with declining raw commodity prices, reinforce the view of a benign inflation environment despite low unemployment numbers.

LOOKING AHEAD
Members of the FOMC continue to ponder two questions. First, can the U.S. economy grow at an above-trend pace without a rekindling of inflation? Second, can the U. S. remain as what Federal Reserve Board (Fed) Chairman Alan Greenspan once called "an oasis of prosperity?" The answer to both questions is likely yes, so far. It is expected that the Fed will keep its interest rate policy steady throughout the first six months of 1999, but some debate ensues about the Committee's position for the latter half of the year. Bond yields have moved higher recently on fears that strong growth might force the Fed to raise interest rates. Stock market gains, signs of strength in consumption, and the condition of the world economy may provoke "a bias to tighten" interest rates.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS
As a series of money market funds designed specifically for the needs of institutional investors, the Funds are managed daily to provide your organization with access to the major sectors of the money market, conveniently and cost effectively.

We thank you for choosing Nations Institutional Reserves to help you pursue your short-term cash management needs.

Sincerely,

/s/ A. Max Walker                                                 /s/ Robert H. Gordon
A. Max Walker,                                                    Robert H. Gordon
President and Chairman                                            President,
of the Board                                                      NationsBanc Advisors, Inc.

AN INVESTMENT IN MONEY MARKET FUNDS IN NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

This report is submitted for the general information of Nations Institutional Reserves shareholders and must be preceded or accompanied by a current Nations Institutional Reserves prospectus.

Source for all statistical data: TradeStreet Investment Associates, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS INSTITUTIONAL RESERVES
Nations Cash Reserves
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            BANK OBLIGATIONS -- 17.6%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 3.7%
            Bankers Trust Company
$ 40,000    4.860%+ 04/01/99++.....................    $   39,998
  23,500    5.770% 04/28/99........................        23,498
  45,000    5.780% 04/28/99........................        44,998
  20,000    Chase Manhattan Bank
             5.685% 08/03/99.......................        19,996
            First Union National Bank
 110,000    5.010%+ 04/01/99++.....................       110,000
  60,000    5.300% 03/01/00........................        60,000
                                                       ----------
                                                          298,490
                                                       ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 6.2%
  35,000    Bank of Nova Scotia, (New York)
             5.330% 03/03/00.......................        34,988
  50,000    Bayerische Hypotheken-und-Vereinsbank,
             (New York)
             5.075% 02/10/00.......................        49,983
  40,000    Credit Agricole, (New York)
             5.750% 04/01/99.......................        40,000
            Deutsche Bank, (New York)
  50,000    5.120% 01/10/00........................        50,000
  50,000    5.160% 01/12/00........................        50,000
  50,000    5.100% 02/18/00........................        49,985
            Societe Generale, (New York)
 125,000    4.853%+ 04/01/99++.....................       124,954
  30,000    5.750% 04/16/99........................        29,986
  30,000    5.800% 04/28/99........................        29,986
  50,000    Union Bank of Switzerland, (New York)
             5.080% 01/13/00.......................        49,989
                                                       ----------
                                                          509,871
                                                       ----------
            TIME DEPOSITS -- EURO -- 7.7%
  50,000    Commerzbank
             5.270% 03/01/00.......................        49,995
 200,000    Credit Agricole
             5.125% 04/01/99.......................       200,000
 100,000    First National Bank of Chicago
             5.125% 04/01/99.......................       100,000
  90,000    Societe Generale
             5.125% 04/01/99.......................        90,000
 190,000    Westdeutsche Landesbanken Girozentrale
             5.188% 04/01/99.......................       190,000
                                                       ----------
                                                          629,995
                                                       ----------
            TOTAL BANK OBLIGATIONS
             (Cost $1,438,356).....................     1,438,356
                                                       ----------
            CORPORATE OBLIGATIONS -- 67.7%
            COMMERCIAL PAPER -- 47.4%
            Aon Corporation
  13,000    Discount note 04/07/99.................        12,989
  50,000    Discount note 05/12/99.................        49,721
            Bankers Trust Corporation
  35,000    Discount note 04/12/99.................        34,944
  25,000    Discount note 04/15/99.................        24,949
  50,000    Discount note 07/20/99.................        49,251
  36,648    Barton Capital Corporation
             Discount note 04/27/99##..............        36,518
  15,500    Beta Finance, Inc.
             Discount note 06/22/99##..............        15,329
  50,000    BT Alex Brown Inc.
             Discount note 05/04/99................        49,775
  50,000    Ciesco LP
             Discount note 05/19/99................        49,678

-----------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
            COMMERCIAL PAPER -- (CONTINUED)
            Countrywide Home Loans, Inc.
$ 25,000    Discount note 05/19/99.................    $   24,836
 115,000    Discount note 05/24/99.................       114,169
            Edison Securitization LLC
  45,000    Discount note 04/23/99#................        44,863
  95,084    Discount note 05/11/99#................        94,568
  60,000    Discount note 05/12/99#................        59,645
  87,100    Discount note 06/30/99#................        86,037
  57,786    Discount note 08/27/99#................        56,615
            Finova Capital Corporation
  25,000    Discount note 05/04/99.................        24,889
  25,000    Discount note 05/24/99.................        24,820
  50,000    Discount note 06/09/99.................        49,529
  20,000    Discount note 06/10/99.................        19,809
  20,000    Discount note 06/15/99.................        19,796
  50,000    Discount note 06/16/99.................        49,483
  50,000    Discount note 06/28/99.................        49,399
  60,000    General Electric Capital Corporation
             Discount note 10/04/99................        58,528
 120,000    Goldman Sachs Group, LP
             Discount note 04/14/99................       119,777
            Hitachi America, Ltd.
   9,000    Discount note 04/13/99.................         8,984
  12,000    Discount note 05/11/99.................        11,927
  16,000    Discount note 05/14/99.................        15,896
            International Securitization
             Corporation
  50,000    Discount note 04/15/99#................        49,905
  35,250    Discount note 04/22/99#................        35,147
  55,050    Discount note 04/29/99#................        54,840
  75,000    Discount note 04/30/99#................        74,705
  14,585    Discount note 06/09/99#................        14,445
  50,000    Discount note 06/17/99#................        49,480
            Lehman Brothers Holdings Inc.
  60,000    Discount note 04/26/99.................        59,792
  50,000    Discount note 04/27/99.................        49,816
 110,000    Discount note 05/03/99.................       109,506
  60,000    Discount note 05/05/99.................        59,713
  50,000    Discount note 05/18/99.................        49,668
  50,000    Discount note 09/22/99.................        48,775
  75,000    Lexington Parker Capital Company LLC
             4.905%+ 04/01/99++##..................        75,000
            Mitsubishi International Corporation
  21,572    Discount note 04/23/99.................        21,505
  20,000    Discount note 05/26/99.................        19,845
   5,000    Discount note 06/30/99.................         4,937
            MOAT Funding LLC
  53,688    Discount note 04/07/99#................        53,644
  28,545    Discount note 04/12/99#................        28,502
  32,287    Discount note 05/17/99#................        32,085
  26,643    Discount note 05/28/99#................        26,438
  35,000    Discount note 06/07/99#................        34,680
  25,000    Discount note 06/14/99#................        24,742
  20,000    Discount note 06/21/99#................        19,779
  29,270    Discount note 06/28/99#................        28,920
  13,511    Discount note 06/29/99#................        13,350
  29,851    Discount note 08/24/99#................        29,262
  15,000    Discount note 09/21/99#................        14,648
  50,000    Discount note 10/20/99#................        48,611
            National Bank of Canada, (New York)
  20,000    Discount note 08/23/99.................        19,608
  25,000    Discount note 09/01/99.................        24,475
  25,000    Discount note 09/08/99.................        24,460
  40,000    New Center Asset Trust
             Discount note 04/15/99................        39,925

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Cash Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            CORPORATE OBLIGATIONS -- (CONTINUED)
            COMMERCIAL PAPER -- (CONTINUED)
            PHH Corporation
$ 25,000    Discount note 05/13/99.................    $   24,854
  25,000    Discount note 08/10/99.................        24,541
  25,000    Discount note 08/11/99.................        24,538
  50,000    Discount note 08/30/99.................        48,924
            SAFECO Corporation
  20,000    Discount note 05/17/99#................        19,873
  45,000    Discount note 06/10/99#................        44,567
  24,000    Discount note 06/23/99#................        23,725
            SAFECO Credit Company
  12,300    Discount note 04/30/99.................        12,250
  25,000    Discount note 05/12/99.................        24,859
  31,000    Discount note 06/10/99.................        30,701
  30,000    Discount note 06/28/99.................        29,642
            Sigma Finance, Inc.
  15,000    Discount note 06/09/99##...............        14,860
  60,000    Discount note 06/23/99##...............        59,329
  35,000    Discount note 06/30/99##...............        34,574
 360,000    Spice Trust I
             Discount note 04/28/99................       358,654
            Tulip Funding Corporation
 100,000    Discount note 04/23/99##...............        99,704
  67,064    Discount note 04/26/99##...............        66,838
  64,084    Discount note 05/19/99##...............        63,666
  36,638    Discount note 06/04/99##...............        36,319
  74,609    Variable Funding Capital Corporation
             Discount note 04/01/99##..............        74,609
            Victory Receivables Corporation
  50,000    Discount note 04/19/99##...............        49,879
  17,095    Discount note 05/12/99##...............        17,000
  30,000    Discount note 05/17/99##...............        29,814
  32,235    Discount note 05/18/99##...............        32,030
  28,035    Discount note 06/14/99##...............        27,754
  15,082    Discount note 06/15/99##...............        14,929
            WCP Funding Inc.
  25,000    Discount note 04/28/99#................        24,909
  50,000    Discount note 06/04/99#................        49,568
                                                       ----------
                                                        3,859,842
                                                       ----------
            CORPORATE BONDS AND NOTES -- 20.3%
            Bankers Trust Corporation (MTN)
  40,000    4.920%+ 04/01/99++##...................        39,999
  45,000    4.919%+ 04/14/99++.....................        45,000
            Bear, Stearns and Company, Inc.
  69,000    5.396%+ 04/04/99++.....................        69,000
  50,000    4.907%+ 04/28/99++.....................        50,000
  75,000    5.374%+ 05/04/99++.....................        75,000
  48,000    5.800% 06/14/99........................        48,023
  40,000    5.150% 01/25/00........................        40,000
  50,000    5.170% 02/10/00........................        50,000
  30,000    5.180% 02/18/00........................        30,000
  60,000    5.340% 03/02/00........................        60,000
   8,250    Chrysler Financial Company LLC
             12.750% 11/01/99......................         8,618
  70,000    Credit Suisse First Boston Corporation
             4.965%+ 04/09/99++##..................        69,958
            Goldman Sachs Group LP
 100,000    5.260%+ 04/07/99++##...................       100,000
 100,000    4.995%+ 04/09/99++##!..................       100,000
  50,000    5.280% 02/24/00........................        49,999
  13,500    Lehman Brothers Holdings Inc.
             10.000% 05/15/99......................        13,563

-----------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Liberty Lighthouse Funding Company LLC
$ 50,000    4.920%+ 04/01/99++##...................    $   50,000
  50,000    4.920%+ 04/01/99++##...................        50,000
  25,000    4.960%+ 04/01/99++##...................        25,000
  50,000    4.919%+ 04/15/99++##...................        49,996
  25,000    4.919%+ 04/15/99++##...................        25,000
  50,000    4.919%+ 04/15/99++##...................        49,996
  25,000    5.760% 07/23/99##......................        24,999
            Merrill Lynch & Company
  70,000    4.900%+ 04/01/99++.....................        70,000
  67,000    4.970%+ 04/01/99++.....................        67,000
  50,000    4.961%+ 04/06/99++.....................        50,000
            PHH Corporation
  40,000    4.995%+ 04/01/99++.....................        39,999
  50,000    5.009%+ 04/14/99++.....................        50,000
            Sigma Finance, Inc.
  45,000    5.190% 02/18/00##......................        45,000
  50,000    5.220% 02/23/00##......................        50,000
  60,000    5.330% 03/01/00##......................        60,000
 100,000    SMM Trust Series 1999-B
             5.449% 03/15/00@@.....................       100,000
                                                       ----------
                                                        1,656,150
                                                       ----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $5,515,992)......................     5,515,992
                                                       ----------
            GUARANTEED INVESTMENT CONTRACTS -- 6.1%
  75,000    Commonwealth Life Insurance
             Company Inc.
            5.060%+ 04/01/99++@@...................        75,000
            First Allmerica Financial Life
             Insurance Company
  50,000    5.060%+ 06/29/99!@@....................        50,000
  50,000    5.090%+ 06/29/99!@@....................        50,000
  50,000    5.120%+ 06/29/99!@@....................        50,000
            Jackson National Life Insurance Company
  50,000    5.180%+ 04/01/99++@@...................        50,000
  50,000    5.090%+ 09/27/99!@@....................        50,000
 100,000    New York Life Insurance Company
             5.106%+ 04/07/99!@@...................       100,000
  25,000    Peoples Security Life Insurance Company
             5.010%+ 09/27/99!@@...................        25,000
  50,000    Travelers Life Insurance Company
             5.040%+ 06/01/99++@@..................        50,000
                                                       ----------
            TOTAL GUARANTEED INVESTMENT CONTRACTS
             (Cost $500,000).......................       500,000
                                                       ----------
            MUNICIPAL BONDS AND NOTES -- 0.5%
  40,000    Virginia State, Housing Development
             Authority, Commonwealth Revenue,
             Series 1996E,
             4.950%+ 04/07/99++....................        40,000
                                                       ----------
            TOTAL MUNICIPAL BONDS
             AND NOTES
             (Cost $40,000)........................        40,000
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Cash Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 6.7%
$ 30,000    Agreement with Credit Suisse First
             Boston Corporation, 5.120% dated
             03/31/99 to be repurchased at $30,004
             on 04/01/99 collateralized by: $31,054
             FMC Discount Notes, due 06/08/99 -
             08/20/99..............................    $   30,000
 100,000    Agreement with Deutsche Bank Securities
             Inc., 5.230% dated 03/31/99 to be
             repurchased at $100,015 on 04/01/99
             collateralized by: $102,000 Various
             Commercial Paper, due 04/22/99 -
             05/21/99..............................       100,000
 140,000    Agreement with Lehman Brothers, Inc.,
             5.150% dated 03/31/99 to be
             repurchased at $140,020 on 04/01/99
             collateralized by: $109,827 GNMA,
             6.000% - 8.500% due 11/15/17 -
             03/15/29; $32,962 GNMA II, 6.125% -
             10.500% due 03/20/18 - 02/20/28.......       140,000
 100,000    Agreement with Merrill Lynch Government
             Securities Inc., 5.200% dated 03/31/99
             to be repurchased at $100,014 on
             04/01/99 collateralized by: $104,232
             Various Commercial Paper, due
             04/29/99 - 06/28/99...................       100,000
 175,000    Agreement with Salomon Smith Barney,
             Inc., 5.050% dated 03/31/99 to be
             repurchased at $175,025 on 04/01/99
             collateralized by: $178,500 GNMA,
             5.500% - 9.500% due 03/15/01 -
             02/15/29..............................       175,000
                                                       ----------
            TOTAL REPURCHASE AGREEMENTS
             (Cost $545,000).......................       545,000
                                                       ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.9%
 107,497    AIM Liquid Asset Portfolio...............       107,497
  18,474    AIM Prime Fund...........................        18,474
  31,484    Dreyfus Cash Management Plus Fund........        31,484
                                                         ----------
            TOTAL INVESTMENT COMPANIES
             (Cost $157,455).........................       157,455
                                                         ----------

                                                           VALUE
                                                           (000)
-------------------------------------------------------------------
            TOTAL INVESTMENTS
             (Cost $8,196,803*)...............  100.5%   $8,196,803
                                                         ----------
            OTHER ASSETS AND
             LIABILITIES (NET)................   (0.5)%
            Cash.....................................    $      105
            Receivable for Fund shares sold..........       386,970
            Interest receivable......................        33,494
            Prepaid expenses.........................           149
            Dividends payable........................       (33,143)
            Payable for Fund shares redeemed.........      (421,177)
            Investment advisory fee payable..........        (1,786)
            Administration fee payable...............          (193)
            Shareholder servicing and distribution
             fees payable............................          (946)
            Accrued Trustees' fees and expenses......          (111)
            Accrued expenses and other liabilities...          (682)
                                                         ----------
            TOTAL OTHER ASSETS AND
             LIABILITIES (NET).......................       (37,320)
                                                         ----------
            NET ASSETS........................  100.0%   $8,159,483
                                                         ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......    $       27
            Accumulated net realized loss on
             investments sold........................           (17)
            Paid-in capital..........................     8,159,473
                                                         ----------
            NET ASSETS...............................    $8,159,483
                                                         ==========
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            CAPITAL CLASS SHARES
            ($4,379,429,710/4,379,424,409 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            LIQUIDITY CLASS SHARES
            ($1,423,382,189/1,423,380,351 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            ADVISER CLASS SHARES
            ($870,169,557/870,168,559 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            MARKET CLASS SHARES
            ($1,486,501,565/1,486,500,010 shares
             outstanding)............................
                                                              $1.00
                                                         ==========

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

@@ Restricted Security (Note 5).

 ! Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Money Market Reserves
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
------------------------------------------------------------------
             BANK OBLIGATIONS -- 14.2%
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 3.7%
$    5,000   Chase Manhattan Bank
              5.685% 08/03/99.......................    $    4,999
    50,000   First Union National Bank
              5.010%+ 04/01/99++....................        50,000
                                                        ----------
                                                            54,999
                                                        ----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 6.4%
    10,000   Bayerische Hypotheken-und-Vereinsbank,
              (New York)
              5.075% 02/10/00.......................         9,997
     5,000   Commerzbank, (New York)
              5.270% 03/01/00.......................         5,000
             Deutsche Bank, (New York)
    10,000   5.120% 01/10/00........................        10,000
    10,000   5.160% 01/12/00........................        10,000
    10,000   5.100% 02/18/00........................         9,997
             Societe Generale, (New York)
     5,000   4.853%+ 04/01/99++.....................         4,999
    20,000   4.840%+ 04/20/99++.....................        19,995
    25,000   Union Bank of Switzerland, (New York)
              5.080% 01/13/00.......................        24,993
                                                        ----------
                                                            94,981
                                                        ----------
             TIME DEPOSITS -- EURO -- 4.1%
    60,000   Westdeutsche Landesbanken Girozentrale
              5.188% 04/01/99.......................        60,000
                                                        ----------
             TOTAL BANK OBLIGATIONS (Cost
              $209,980).............................       209,980
                                                        ----------
             CORPORATE OBLIGATIONS -- 57.3%
             COMMERCIAL PAPER -- 41.8%
    25,000   Bankers Trust Corporation
             Discount note 07/20/99.................        24,626
    30,197   Barton Capital Corporation
             Discount note 04/21/99##...............        30,115
             Beta Finance, Inc.
    33,500   Discount note 04/30/99##...............        33,369
    30,000   Discount note 06/22/99##...............        29,669
    80,000   Corporate Receivables Corporation
             Discount note 04/21/99##...............        79,783
             Edison Securitization LLC
    50,000   Discount note 05/05/99#................        49,758
    10,000   Discount note 06/30/99#................         9,876
     5,000   General Electric Capital Corporation
             Discount note 10/04/99.................         4,877
     5,000   Hitachi America, Ltd.
             Discount note 05/14/99.................         4,968
             International Securitization Corporation
    27,135   Discount note 04/20/99#................        27,065
    10,255   Discount note 04/29/99#................        10,216
    25,000   Discount note 06/10/99#................        24,762
    60,000   Morgan Stanley Dean Witter & Company
             Discount note 07/28/99.................        59,050
             National Bank of Canada, (New York)
     5,000   Discount note 09/01/99.................         4,895
     5,000   Discount note 09/08/99.................         4,892
    10,000   New Center Asset Trust
             Discount note 04/15/99.................         9,981
    40,000   Sigma Finance, Inc.
             Discount note 06/23/99##...............        39,553
    65,000   Spice Trust 1
             Discount note 04/28/99.................        64,757

------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
             COMMERCIAL PAPER -- (CONTINUED)
             Tulip Funding Corporation
$   50,000   Discount note 04/23/99##...............    $   49,852
    20,000   Discount note 05/12/99##...............        19,889
    36,039   Victory Receivables Corporation
             Discount note 04/19/99##...............        35,952
                                                        ----------
                                                           617,905
                                                        ----------
             CORPORATE BONDS AND NOTES -- 15.5%
     5,000   Bankers Trust Corporation (MTN)
              4.919%+ 04/14/99++##..................         5,000
             Bear, Stearns and Company, Inc.
     5,000   5.102%+ 04/06/99++.....................         4,974
     5,000   5.374%+ 05/04/99++.....................         5,000
    40,000   5.800% 06/14/99........................        40,019
    10,000   5.170% 02/10/00........................        10,000
     5,000   5.180% 02/18/00........................         5,000
    50,000   Credit Suisse First Boston Corporation
             4.965%+ 04/09/99++##...................        49,970
             Goldman Sachs Group LP
    25,000   4.995%+ 04/07/99++##!..................        25,000
    25,000   5.260%+ 04/07/99++##...................        25,000
    25,000   5.280% 02/24/00........................        25,000
     8,000   Merrill Lynch & Company Inc.
             4.970%+ 04/01/99++.....................         8,000
             Sigma Finance, Inc.
    15,000   5.190% 02/18/00##......................        15,000
    10,000   5.220% 02/23/00##......................        10,000
                                                        ----------
                                                           227,963
                                                        ----------
             TOTAL CORPORATE OBLIGATIONS
              (Cost $845,868).......................       845,868
                                                        ----------
             REPURCHASE AGREEMENTS -- 22.0%
   260,000   Agreement with ABN-AMRO Inc.,
             5.050% dated 03/31/99 to be repurchased
              at $260,036 on 04/01/99 collateralized
              by: $19,970 U.S. Treasury Notes,
              6.375% - 8.000% due
              03/31/01 - 05/15/01; $1,715 U.S.
              Treasury Bonds, 9.250% due 02/15/16;
              $2,260 TVA Strips, Principal Only, due
              07/15/43; $3,992 TVA Strips, Interest
              Only, due 05/01/02 - 05/01/13; $41,298
              FNMA, 0.000% - 6.920% due
              04/05/99 - 06/01/17; $15,740 FMAC,
              0.000% - 7.830% due 05/12/99 -
              12/02/19; $17,699 FHLB, 0.000% -
              7.105% due 04/14/99 - 03/08/19; $4,426
              FFCB, 5.960% - 6.450% due
              06/16/08 - 10/07/09; $158,100 GNMA,
              6.000% - 7.500% due
              12/15/23 - 09/15/28...................       260,000
    65,000   Agreement with Salomon Smith Barney,
              Inc., 5.050% dated 03/31/99 to be
              repurchased at $65,009 on 04/01/99
              collateralized by: $66,300 GNMA,
              5.500% - 8.000% due 11/15/22 -
              03/15/29..............................        65,000
                                                        ----------
             TOTAL REPURCHASE AGREEMENTS
              (Cost $325,000).......................       325,000
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Money Market Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

 SHARES                                                    VALUE
  (000)                                                    (000)
-------------------------------------------------------------------
            INVESTMENT COMPANIES -- 7.1%
 64,673     AIM Liquid Asset Portfolio...............    $   64,673
 40,506     Dreyfus Cash Management..................        40,506
                                                         ----------
            TOTAL INVESTMENT COMPANIES
             (Cost $105,179).........................       105,179
                                                         ----------
            TOTAL INVESTMENTS
             (Cost $1,486,027*)...............  100.6%    1,486,027
                                                         ----------
            OTHER ASSETS AND LIABILITIES
             (NET)............................   (0.6)%
            Cash.....................................    $       23
            Receivable for Fund shares sold..........        14,848
            Interest receivable......................         3,453
            Prepaid expenses.........................           110
            Dividends payable........................        (5,716)
            Payable for Fund shares redeemed.........       (21,145)
            Investment advisory fee payable..........          (123)
            Administration fee payable...............           (41)
            Shareholder servicing and distribution
             fees payable............................          (349)
            Accrued Trustees' fees and expenses......           (12)
            Accrued expenses and other liabilities...          (145)
                                                         ----------
            TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...................................        (9,097)
                                                         ----------
            NET ASSETS........................  100.0%   $1,476,930
                                                         ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......    $        4
            Accumulated net realized loss on
             investments sold........................           (13)
            Paid-in capital..........................     1,476,939
                                                         ----------
            NET ASSETS...............................    $1,476,930
                                                         ==========


-------------------------------------------------------------------
-------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($595,482,247/595,483,802 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            LIQUIDITY CLASS SHARES:
            ($1,078,313/1,078,318 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            ADVISER CLASS SHARES:
            ($6,376,283/6,376,331 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            MARKET CLASS SHARES:
            ($873,992,903/874,000,010 shares
             outstanding)............................
                                                              $1.00
                                                         ==========

---------------
 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

 ! Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Treasury Reserves
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 16.7%
            U.S. TREASURY NOTES -- 16.7%
$ 75,000    6.375% 04/30/99@.......................    $   75,071
 100,000    6.250% 05/31/99@.......................       100,264
  30,000    6.000% 06/30/99@.......................        30,033
  65,000    5.875% 07/31/99@.......................        65,170
  50,000    5.875% 08/31/99@.......................        50,076
  90,000    5.625% 11/30/99@.......................        90,577
  73,000    5.875% 02/15/00@.......................        73,653
  50,000    5.500% 02/29/00@.......................        50,289
                                                       ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
             (Cost $535,133).......................       535,133
                                                       ----------
            REPURCHASE AGREEMENTS -- 76.2%
 638,000    Agreement with ABN-AMRO Bank, 4.970%
             dated 03/31/99 to be repurchased at
             $638,088 on 04/01/99 collateralized
             by: $150,537 U.S. Treasury Strips,
             Interest Only, due
             05/15/00 - 05/15/19; $471,050 U.S.
             Treasury Notes, 3.375% - 3.625% due
             07/15/02 - 01/15/07; $29,174 U.S.
             Treasury Strips, Principal Only, due
             08/15/99 - 11/15/26...................       638,000
 127,000    Agreement with Barclays Capital, 4.900%
             dated 03/31/99 to be repurchased at
             $127,017 on 04/01/99 collateralized
             by: $68,104 U.S. Treasury Notes,
             6.000% due 08/15/99; $4,479 U.S.
             Treasury Bonds, 8.875% due 08/15/17;
             $56,756 U.S. Treasury Strips,
             Principal Only, due 11/15/24..........       127,000
 127,000    Agreement with Bear Stearns and
             Company, Inc., 4.900% dated 03/31/99
             to be repurchased at $127,017 on
             04/01/99 collateralized by: $1,975
             U.S. Treasury Bills, due 07/15/99;
             $106,017 U.S. Treasury Strips,
             Interest Only, due
             11/15/13 - 05/15/18; $22,190 U.S.
             Treasury Strips, Principal Only, due
             11/15/22 - 02/15/23...................       127,000
 125,000    Agreement with CIBC Wood Gundy
             Securities Corporation, 5.000% dated
             03/31/99 to be repurchased at $125,017
             on 04/01/99 collateralized by: $32,339
             U.S. Treasury Bills, due 08/26/99;
             $30,334 U.S. Treasury Bonds, 10.620%
             due 08/15/15; $64,944 U.S. Treasury
             Notes, 5.500% - 5.870% due 11/15/99 -
             05/31/03..............................       125,000
 443,677    Agreement with Credit Suisse First
             Boston Corporation. Interest is
             payable monthly. The agreement is
             terminable by the Fund daily. The
             final maturity date of the agreement
             is 04/01/99 collateralized by:
             $455,447 U.S. Treasury Strips,
             Interest Only, due
             05/15/01 - 05/15/16; $2,186 U.S.
             Treasury Strips, Principal Only, due
             08/15/03!!............................       443,677

PRINCIPAL
 AMOUNT                                                  VALUE
  (000)                                                  (000)
-----------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$127,000    Agreement with Deutsche Bank, 5.000%
             dated 03/31/99 to be repurchased at
             $127,017 on 04/01/99 collateralized
             by: $129,540 GNMA, 8.500% - 9.000% due
             09/15/16 - 10/15/26...................    $  127,000
  16,000    Agreement with Dresdner Klein, 5.000%
             dated 03/31/99 to be repurchased at
             $16,002 on 04/01/99 collateralized by:
             $16,324 U.S. Treasury Notes, 5.500%
             due 04/15/00..........................        16,000
 127,000    Agreement with First Union Capital
             Corporation, 4.970% dated 03/31/99 to
             be repurchased at $127,018 on 04/01/99
             collateralized by: $23,152 U.S.
             Treasury Bills, due 04/15/99 -
             07/22/99; $6,248 U.S. Treasury Bonds,
             8.750% due 08/15/20; $83,869 U.S.
             Treasury Notes, 4.875% - 8.500% due
             05/31/99 - 02/15/06; $16,359 U.S.
             Treasury Strips, Interest Only, due
             08/15/99 - 02/15/01...................       127,000
 127,000    Agreement with J.P. Morgan Securities
             Inc., 5.050% dated 03/31/99 to be
             repurchased at $127,018 on 04/01/99
             collateralized by: $129,540 GNMA,
             6.500% - 7.500% due 01/15/26 -
             04/15/29..............................       127,000
 112,000    Agreement with Lehman Brothers, Inc.,
             4.880%, with a final maturity date of
             04/06/99. Interest receivable as of
             March 31, 1999 was $30, collateralized
             by: $104,712 GNMA, 6.000% - 9.000% due
             10/15/09 - 03/15/29; $9,517 GNMA II,
             6.875% - 10.000% due
             01/20/16 - 02/20/28...................       112,000
  90,000    Agreement with Morgan Stanley Group
             Inc., 4.810%, with a final maturity
             date of 04/30/99. Interest receivable
             as of March 31, 1999 was $1,792,
             collateralized by: $92,342 GNMA,
             7.000% - 8.500% due 09/15/25 -
             11/15/36@@...........................        90,000
 127,000    Agreement with Salomon Smith Barney,
             Inc., 5.050% dated 03/31/99 to be
             repurchased at $127,018 on 04/01/99
             collateralized by: $129,541 GNMA,
             5.500% - 11.000% due 10/15/99 -
             10/20/28..............................       127,000
 127,000    Agreement with Societe Generale, 5.050%
             dated 03/31/99 to be repurchased at
             $127,018 on 04/01/99 collateralized
             by: $130,592 GNMA, 5.500% - 6.125% due
             12/20/27 - 02/20/28...................       127,000
 127,000    Agreement with Westdeutsche
             Landesbanken, Girozentrale, 5.000%
             dated 03/31/99 to be repurchased at
             $127,018 on 04/01/99 collateralized
             by: $129,540 GNMA, 6.000% due
             11/20/28..............................       127,000
                                                       ----------
            TOTAL REPURCHASE AGREEMENTS
             (Cost $2,440,677).....................     2,440,677
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Treasury Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                        MARCH 31, 1999

 SHARES                                                    VALUE
  (000)                                                    (000)
-------------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.1%
  17,175    AIM Treasury Fund........................    $   17,175
  17,328    Dreyfus Treasury Cash Management Fund....        17,328
                                                         ----------
            TOTAL INVESTMENT COMPANIES
             (Cost $34,503)..........................        34,503
                                                         ----------
            TOTAL INVESTMENTS
             (Cost $3,010,313*)...............   94.0%    3,010,313
                                                         ----------
            OTHER ASSETS AND
             LIABILITIES (NET)................    6.0%
            Receivable for Fund shares sold..........    $  659,541
            Interest receivable......................        10,145
            Receivable from investment advisor.......            31
            Prepaid expenses.........................           117
            Payable for reverse repurchase
             agreements..............................      (443,677)
            Dividends payable........................        (8,350)
            Payable for Fund shares redeemed.........       (24,949)
            Administration fee payable...............           (62)
            Shareholder servicing and distribution
             fees payable............................          (558)
            Due to custodian.........................           (10)
            Accrued Trustees' fees and expenses......           (54)
            Accrued expenses and other liabilities...          (574)
                                                         ----------
            TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...................................       191,600
                                                         ----------
            NET ASSETS........................  100.0%   $3,201,913
                                                         ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
             investments sold........................    $     (124)
            Paid-in capital..........................     3,202,037
                                                         ----------
            NET ASSETS...............................    $3,201,913
                                                         ==========
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,382,688,038/1,382,716,221 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            LIQUIDITY CLASS SHARES:
            ($304,387,281/304,405,643 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            ADVISER CLASS SHARES:
            ($344,905,986/344,925,903 shares
             outstanding)............................
                                                              $1.00
                                                         ==========
            MARKET CLASS SHARES:
            ($1,169,931,309/1,170,000,010 shares
             outstanding)............................
                                                              $1.00
                                                         ==========

---------------

 * Aggregate cost for Federal tax purposes.

 @ Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 1999.

@@ Restricted Security (Note 5).

!! Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Government Reserves
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
-----------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 43.1%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.8%
$  6,000    5.500% 04/01/99..........................    $  6,000
                                                         --------
            FEDERAL HOME LOAN BANK (FHLB) -- 26.7%
  10,000    4.770%+ 04/01/99++.......................       9,996
  12,000    4.770%+ 04/01/99++.......................      12,000
  13,000    4.781%+ 04/07/99++.......................      13,000
   9,000    5.650% 04/09/99..........................       9,000
   6,901    Discount note 04/14/99...................       6,889
   6,000    Discount note 04/15/99...................       5,989
   4,000    5.705% 05/05/99..........................       4,002
  10,000    Discount note 05/21/99...................       9,934
   8,000    Discount note 05/26/99...................       7,941
   8,000    Discount note 05/28/99...................       7,940
   8,000    Discount note 06/15/99...................       7,921
  10,000    Discount note 06/25/99...................       9,888
  12,000    5.510% 07/06/99..........................      11,997
   8,000    Discount note 07/14/99...................       7,894
   8,000    Discount note 08/04/99...................       7,869
  12,000    4.900% 01/14/00..........................      11,999
  10,000    4.910% 02/09/00..........................       9,999
  10,000    4.950% 02/24/00..........................       9,994
  12,000    5.100% 03/03/00..........................      11,996
  14,000    5.150% 03/08/00..........................      13,990
                                                         --------
                                                          190,238
                                                         --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) --6.0%
   6,000    Discount note 04/09/99...................       5,994
   8,500    Discount note 04/12/99...................       8,487
   5,653    Discount note 04/15/99...................       5,643
   5,300    Discount note 04/16/99...................       5,290
   7,450    Discount note 04/26/99...................       7,425
  10,000    Discount note 05/06/99...................       9,953
                                                         --------
                                                           42,792
                                                         --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
             (FNMA) -- 4.8%
   6,000    Discount note 04/01/99...................       6,000
   3,916    Discount note 04/02/99...................       3,915
   8,000    5.002%+ 04/06/99++.......................       7,999
   8,000    Discount note 04/07/99...................       7,994
   8,000    5.630% 05/05/99..........................       8,000
                                                         --------
                                                           33,908
                                                         --------
            STUDENT LOAN MARKETING ASSOCIATION
             (SLMA) -- 4.8%
  12,000    4.720%+ 04/01/99++.......................      11,996
  12,000    5.202%+ 04/06/99++.......................      12,000
  10,000    4.930% 02/08/00..........................       9,999
                                                         --------
                                                           33,995
                                                         --------
            TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
             (Cost $306,933).........................     306,933
                                                         --------

-----------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                   VALUE
  (000)                                                   (000)
            REPURCHASE AGREEMENTS -- 54.1%
$170,000    Agreement with ABN-AMRO Bank, 5.050%
             dated 03/31/99 to be repurchased at
             $170,024 on 04/01/99 collateralized by:
             $173,400 GNMA, 6.000% - 7.000% due
             12/15/23 - 08/20/28.....................    $170,000
 170,000    Agreement with Credit Suisse First Boston
             Corporation, 5.120% dated 03/31/99 to be
             repurchased at $170,024 on 04/01/99
             collateralized by: $175,289 FNMA,
             0.000% - 6.370% due 07/02/99 - 02/25/14;
             $279 FHLMC 6.580% due 01/07/14..........     170,000
  30,000    Agreement with Lehman Brothers, Inc.,
             5.250% dated 03/31/99 to be repurchased
             at $30,004 on 04/01/99 collateralized
             by: $12,471 GNMA, 6.000% - 7.000% due
             08/15/24 - 02/15/29; $18,127 GNMA II,
             6.875% - 9.000% due 07/20/22 -
             03/20/29................................      30,000
  15,000    Agreement with Societe Generale, 5.200%
             dated 03/31/99 to be repurchased at
             $15,002 on 04/01/99 collateralized by:
             $15,459 GNMA, 6.625% due 09/20/26.......      15,000
                                                         --------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $385,000)..........................     385,000
                                                         --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.0%
   6,851    Dreyfus Treasury Cash Management
             Fund......................................       6,851
                                                           --------
            TOTAL INVESTMENT COMPANIES
            (Cost $6,851)..............................       6,851
                                                           --------
            TOTAL INVESTMENTS
            (Cost $698,784*)....................   98.2%    698,784
                                                           --------
            OTHER ASSETS AND
             LIABILITIES (NET)..................    1.8%
            Receivable for Fund shares sold............    $ 14,149
            Income receivable..........................       2,017
            Prepaid expenses...........................          95
            Dividends payable..........................      (2,564)
            Payable for Fund shares redeemed...........        (157)
            Investment advisory fee payable............         (79)
            Administration fee payable.................         (19)
            Shareholder servicing and distribution fees
             payable...................................        (147)
            Accrued Trustees' fees and expenses........         (12)
            Accrued expenses and other liabilities.....        (119)
                                                           --------
            TOTAL OTHER ASSETS AND
             LIABILITIES (NET).........................      13,164
                                                           --------
            NET ASSETS..........................  100.0%   $711,948
                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Government Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on
             investments sold..........................    $      2
            Paid-in capital............................     711,946
                                                           --------
            NET ASSETS.................................    $711,948
                                                           ========
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($229,560,747/229,560,762 shares
             outstanding)..............................       $1.00
                                                              -----
                                                              -----
            LIQUIDITY CLASS SHARES:
            ($59,551,263/59,551,238 shares
             outstanding)..............................       $1.00
                                                              -----
                                                              -----
            ADVISER CLASS SHARES:
            ($88,836,122/88,836,114 shares
             outstanding)..............................       $1.00
                                                              -----
                                                              -----
            MARKET CLASS SHARES:
            ($334,000,127/334,000,010 shares
             outstanding)..............................       $1.00
                                                              -----
                                                              -----

---------------

  * Aggregate cost for Federal tax purposes.

  + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 1999.

 ++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS                                        MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.5%
            ALABAMA -- 3.9%
 $   680    Arab, Alabama, Industrial Development
             Board, IDR, (Syncro Corporation Project)
             Series 1992, AMT, (SouthTrust Bank, N.A.
             LOC),
             3.250% 06/01/02**#.......................    $    680
   5,000    Columbia, Alabama, Industrial Development
             Board, PCR Refunding, (Alabama Power
             Company Project) Series 1995D, 3.050%
             10/01/22**...............................       5,000
   1,100    Foley, Alabama, Industrial Development
             Board, IDR, (Vulcan Inc. Project) Series
             1985, (AmSouth Bank of Alabama LOC),
             3.250% 12/01/00**#.......................       1,100
   2,600    Northern Alabama, Pollution Control
             Environmental Improvement Authority, PCR,
             (Reynolds Metals Company Project) Series
             1985, (Bank of Nova Scotia LOC), 3.100%
             12/01/00**...............................       2,600
   3,850    Phenix County, Alabama, Industrial
             Development Board, Environmental
             Improvement Revenue, (Georgia Kraft
             Company Project) Series 1985, (Deutsche
             Bank A.G. LOC), 3.100% 12/01/15**........       3,850
   2,470    Phenix County, Alabama, Industrial
             Development Board, Environmental
             Improvement Revenue, (Mead Coated Board,
             Inc. Project) Series 1993A, AMT, (Toronto
             Dominion Bank LOC), 3.150% 06/01/28**....       2,470
                                                          --------
                                                            15,700
                                                          --------
            ARIZONA -- 2.7%
   7,700    Apache County, Arizona, Industrial
             Development Authority, Revenue, (Tucson
             Electric Power Company Project) Series
             1983A, (Toronto Dominion Bank LOC),
             3.050% 12/15/18**........................       7,700
   2,200    Maricopa County, Arizona, PCR Refunding,
             (Arizona Public Service Company - Palo
             Verde Project) Series 1994A, (Morgan
             Guaranty Trust LOC), 3.150% 05/01/29**...       2,200
   1,000    Pinal County, Arizona, Industrial
             Development Authority, PCR Refunding,
             (Magna Copper Company Project) Series
             1992, (Banque Nationale de Paris LOC),
             3.000% 12/01/11**........................       1,000
                                                          --------
                                                            10,900
                                                          --------
            ARKANSAS -- 1.6%
   6,500    Crossett, Arkansas, PCR Refunding,
             (Georgia-Pacific Corporation Project)
             Series 1998, (SunTrust Bank LOC), 3.100%
             08/01/04**...............................       6,500
                                                          --------

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            CALIFORNIA -- 1.9%
 $ 2,500    California, Higher Education Loan
             Authority Inc., Student Loan Revenue, Sr.
             Lien, Series 1992A-1, (SLMA Guaranty),
             3.650% 07/01/99..........................    $  2,500
   1,800    Los Angeles, California, Regional Airports
             Improvement Corporation, Lease Revenue,
             (American Airlines, Inc. Project) Series
             1984A, (Wachovia Bank of Georgia LOC),
             3.100% 12/01/24**........................       1,800
   1,850    Los Angeles, California, Regional Airports
             Improvement Corporation, Lease Revenue,
             (LAX Two Corporation - Los Angeles
             International Airport Project) Series
             1985, (Societe Generale LOC),
             3.100% 12/01/25**........................       1,850
   1,500    Los Angeles, California, Regional Airports
             Improvement Corporation, Terminal
             Facilities Revenue, (LAX Two
             Corporation - Los Angeles International
             Airport Project) Series 1989, AMT,
             (Societe Generale LOC),
             3.150% 12/01/25**........................       1,500
                                                          --------
                                                             7,650
                                                          --------

            COLORADO -- 3.5%
   1,300    Colorado, Health Facilities Authority,
             Revenue, (Goodwill Industries, Inc.
             Project) Series 1994, (Bank One of
             Colorado, N.A. LOC),
             3.100% 12/01/04**#.......................       1,300
   3,070    Colorado, Post-Secondary Educational
             Facilities Authority, Economic
             Development Revenue, (U.S. Swimming, Inc.
             Project) Series 1996, (Bank One, N.A.
             LOC),
             3.100% 06/01/11**#.......................       3,070
   2,000    Colorado, Student Obligation Board
             Authority, Revenue, Series 1993B, AMT,
             (GTD STD LNS, SLMA Guaranty),
             3.100% 07/01/20**........................       2,000
   3,600    Colorado, Student Obligation Board
             Authority, Revenue, Series 1993C-1, (SLMA
             Guaranty),
             3.000% 08/01/00**........................       3,600
   1,035    Larimer County, Colorado, Industrial
             Development Revenue Refunding, (Ultimate
             Support Systems Project) Series 1995A,
             (Bank One of Colorado, N.A. LOC),
             3.100% 06/01/10**#.......................       1,035
   3,000    Moffat County, Colorado, PCR, (Tri-State
             Colorado - Utah Electric Cooperative
             Project) Series 1984, (AMBAC Insured,
             Societe Generale SBPA), 3.050%
             07/01/10**...............................       3,000
                                                          --------
                                                            14,005
                                                          --------


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            FLORIDA -- 9.4%
 $ 2,775    Brevard County, Florida, Housing Finance
             Authority, Multi-Family Housing Revenue,
             (Malabar Lakes, Ltd. Project) Series
             1993, (U.S. Bank, N.A. LOC),
             3.200% 12/01/10**#.......................    $  2,775
   4,800    Florida, Housing Finance Agency, Multi-
             Family Housing Revenue, (Lakes of
             NorthDale Project) Series 1984D,
             (SouthTrust Bank of Alabama LOC),
             3.050% 06/01/07**........................       4,800
   1,845    Fort Walton Beach, Florida, IDR, (Burton
             Golf, Inc. Project) Series 1996, AMT,
             (Columbus Bank and Trust LOC),
             3.300% 10/01/11**#.......................       1,845
   7,000    Indian River County, Florida, Hospital
             District Revenue, (Indian River Memorial
             Hospital Project) Series 1985, (KBC Bank
             N.V. LOC),
             3.000% 10/01/15**........................       7,000
     700    Orange County, Florida, Health Facilities
             Authority, Revenue, (Mayflower Retirement
             Community Project) Series 1988, (Rabobank
             Nederland LOC),
             3.100% 03/01/18**........................         700
   3,000    Palm Beach County, Florida, Economic
             Development Revenue, (YMCA Boynton Beach
             Project) Series 1999, (SunTrust Bank of
             South Florida LOC),
             3.100% 01/01/24**........................       3,000
   5,500    Palm Beach County, Florida, Revenue,
             (Norton Gallery School of Art Project)
             Series 1995, (Northern Trust Company
             LOC),
             2.900% 05/01/25**........................       5,500
   3,000    Polk County, Florida, Industrial
             Development Authority, Revenue, (Farmland
             Hydro, LP Project) Series 1998, AMT,
             (Raboland Nederland LOC),
             3.100% 02/01/29**........................       3,000
   9,500    University of North Florida Foundation,
             Inc., Capital Improvement Revenue, Series
             1997, (First Union National Bank LOC),
             3.050% 11/01/27**........................       9,500
                                                          --------
                                                            38,120
                                                          --------
            GEORGIA -- 10.3%
     585    Burke County, Georgia, Development
             Authority, PCR, (Georgia Power Company
             Plant - Vogtle Project) Series 1995-3,
             3.100% 09/01/25**........................         585
   1,140    Clayton County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Chateau Forest Apartments
             Project) Series 1990E, (FSA Insured,
             Societe Generale SBPA),
             3.000% 01/01/21**........................       1,140

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            GEORGIA -- (CONTINUED)
 $ 3,945    Clayton County, Georgia, Housing
             Authority, Multi-Family Housing Revenue
             Refunding, (Ten Oaks Apartments Project)
             Series 1990F, (FSA Insured, Societe
             Generale SBPA),
             3.000% 01/01/21**........................    $  3,945
   2,000    Cobb County, Georgia, Development
             Authority, Revenue Refunding, (Highlands
             Park Associates Project) Series 1998,
             (SunTrust Bank LOC),
             3.100% 08/01/08**#.......................       2,000
   1,900    Cobb County, Georgia, Residential Care
             Facilities for the Elderly Authority,
             Revenue Refunding, (Presbyterian Village
             Austell Project) Series 1998, (SunTrust
             Bank LOC),
             3.100% 08/01/15**#.......................       1,900
   3,585    Columbia County, Georgia, Residential Care
             Facilities for the Elderly Authority,
             Revenue, (Augusta Residential Center on
             Aging Project) Series 1994, (SunTrust
             Bank LOC),
             3.100% 01/01/21**#.......................       3,585
   3,000    De Kalb County, Georgia, Development
             Authority, Revenue, (Marist School, Inc.
             Project) Series 1999, (Suntrust Bank
             LOC),
             3.100% 03/01/24**#.......................       3,000
   1,400    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing Revenue,
             (Cedar Creek Apartments Project) Series
             1995, AMT, (General Electric Capital
             Corporation Guaranty),
             3.200% 12/01/20**#.......................       1,400
   4,800    De Kalb County, Georgia, Housing
             Authority, Multi-Family Housing Revenue,
             (Crow Wood Arbor Associates, Ltd.
             Project) Series 1985, (Wachovia Bank of
             North Carolina LOC),
             3.150% 12/01/07**#.......................       4,800
   3,500    Fulton County, Georgia, Development
             Authority, Revenue, (Alfred and Adele
             Davis Academy, Inc. Project) Series 1996,
             (SunTrust Bank LOC),
             3.100% 12/01/10**#.......................       3,500
   3,500    Fulton County, Georgia, Development
             Authority, Revenue, (Georgia Tech
             Athletic Association, Inc. Project)
             Series 1995, (SunTrust Bank LOC),
             3.100% 07/01/14**#.......................       3,500
   3,000    Fulton County, Georgia, Development
             Authority, Revenue, (Lovett School
             Project) Series 1997, (SunTrust Bank
             LOC),
             3.100% 04/01/17**#.......................       3,000
   1,150    Municipal Electric Authority of Georgia,
             Subordinated Revenue, (Project Number One
             Georgia MEAG) Series 1994D, (ABN-AMRO
             Bank N.V. LOC),
             3.050% 01/01/22**........................       1,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            GEORGIA -- (CONTINUED)
 $ 7,000    Smyrna, Georgia, Housing Authority, Multi-
             Family Housing Revenue, (Hills of Post
             Village Series Project) Series 1995,
             (FNMA Collateral Agreement),
             3.000% 06/01/25**........................    $  7,000
   1,000    Smyrna, Georgia, Housing Authority, Multi-
             Family Housing Revenue, (Post Apartment
             Homes - Post Valley, LP Project) Series
             1995, (FNMA Collateral Agreement),
             3.000% 06/01/25**........................       1,000
                                                          --------
                                                            41,505
                                                          --------
            ILLINOIS -- 9.1%
   2,700    Chicago, Illinois, O'Hare International
             Airport Authority, Industrial Revenue,
             (American Airlines, Inc. Project) Series
             1983C, (Royal Bank of Canada LOC),
             3.100% 12/01/17**........................       2,700
   2,700    Chicago, Illinois, O'Hare International
             Airport Authority, Industrial Revenue,
             (American Airlines, Inc. Project) Series
             1983D, (Royal Bank of Canada LOC),
             3.100% 12/01/17**........................       2,700
   2,900    Chicago, Illinois, O'Hare International
             Airport Revenue, (American Airlines, Inc.
             Project) Series 1983A, (Credit Suisse
             First Boston LOC),
             3.100% 12/01/17**........................       2,900
   5,600    Illinois State, Educational Facilities
             Authority, Revenue, (Chicago Historical
             Society Project) Series 1985, (American
             National Bank & Trust Company LOC),
             2.950% 12/01/25**#.......................       5,600
   1,700    Illinois, Development Finance Authority,
             IDR, (Quality Screw and Nut Company
             Project) Series 1995, AMT, (NBD Bank
             LOC),
             3.200% 05/01/15**#.......................       1,700
     870    Illinois, Development Finance Authority,
             IDR, (Randolph Pickle Corporation
             Project) Series 1992, AMT, (American
             National Bank & Trust Company LOC),
             3.200% 06/01/12**........................         870
   2,500    Illinois, Development Finance Authority,
             IDR, (Unique Building Corporation
             Project) Series 1989, AMT, (American
             National Bank and Trust LOC),
             3.200% 05/01/09**........................       2,500
   2,000    Illinois, Development Finance Authority,
             PCR Refunding, (Commonwealth Edison
             Company Project) Series 1994B, (ABN-AMRO
             Bank N.V. LOC),
             2.900% 10/15/14**#.......................       2,000
   2,000    Illinois, Development Finance Authority,
             Revenue, (Chicago Symphony Orchestra -
             Orchestral Association Project) Series
             1994, (Northern Trust Company LOC),
             2.950% 12/01/28**........................       2,000

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            ILLINOIS -- (CONTINUED)
 $ 2,000    Illinois, Development Finance Authority,
             Revenue, (Park Ridge Youth Campus
             Project) Series 1998, (Northern Trust
             Company LOC),
             3.100% 09/01/18**#.......................    $  2,000
   9,000    Illinois, Development Finance Authority,
             Revenue, (YMCA of Metropolitan Chicago
             Project) Series 1996A, (Harris Trust &
             Savings Bank LOC),
             2.950% 06/01/26**........................       9,000
   1,400    Illinois, Educational Facilities
             Authority, Revenue, (Northwestern
             University Project) Series 1985,
             3.000% 12/01/25**........................       1,400
   1,500    Lombard Village, Illinois, Industrial
             Projects Revenue Refunding, (B&H
             Partnership Project) Series 1995,
             (Comerica Bank LOC),
             3.350% 10/01/13**........................       1,500
                                                          --------
                                                            36,870
                                                          --------
            INDIANA -- 2.5%
     760    Auburn, Indiana, Economic Development
             Revenue, (R.J. Tower Corporation Project)
             Series 1988, AMT, (Comerica Bank LOC),
             3.150% 09/01/00**........................         760
   1,995    Indiana, Health Facilities Financing
             Authority, Revenue Refunding, (Cardinal
             Center, Inc. Project) Series 1996A, (Key
             Bank N.A. LOC),
             3.000% 12/01/16**#.......................       1,995
   2,700    Indianapolis, Indiana, Economic
             Development Revenue, (Edgcomb Metals
             Company Project) Series 1983, (Banque
             Nationale de Paris LOC),
             2.950% 12/01/08**........................       2,700
     665    Kendallville, Indiana, Industrial Revenue,
             (McCray Memorial Hospital Project) Series
             1994, (NBD Bank LOC),
             3.000% 01/01/04**#.......................         665
   3,800    Princeton, Indiana, PCR Refunding, (PSI
             Energy, Inc. Project) Series 1996,
             (Canadian Imperial Bank Corporation LOC),
             3.150% 03/01/19**........................       3,800
     265    Rockport, Indiana, PCR Refunding, (AEP
             Generating Company Project) Series 1995B,
             (AMBAC Insured, Bank of New York SBPA),
             3.150% 07/01/25**........................         265
                                                          --------
                                                            10,185
                                                          --------
            KENTUCKY -- 2.5%
   1,092    Jefferson County, Kentucky, IDR, (Belknap,
             Inc. Project) Series 1984, (Bank One of
             Kentucky, N.A. LOC),
             2.950% 12/01/14**#.......................       1,092
   1,440    Jefferson County, Kentucky, Industrial
             Building Revenue, (Seven Counties
             Services, Inc. Project) Series 1996,
             (Bank One of Kentucky, N.A. LOC),
             3.000% 06/01/11**#.......................       1,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            KENTUCKY -- (CONTINUED)
 $ 1,700    Jeffersontown, Kentucky, Industrial
             Building Revenue, (Raque Food Systems,
             Inc. Project) Series 1995, AMT, (PNC
             Bank, N.A. LOC),
             3.250% 04/01/20**#.......................    $  1,700
   2,550    Kentucky, Housing Corporation, Housing
             Revenue, Series 1999C, AMT,
             3.200% 12/31/99..........................       2,550
   3,200    Lexington-Fayette County, Kentucky, Urban
             County Airport Corporation, Revenue,
             (First Mortgage Project) Series 1994A,
             AMT, (Credit Local de France LOC),
             3.200% 04/01/24**........................       3,200
                                                          --------
                                                             9,982
                                                          --------
            LOUISIANA -- 3.9%
   8,000    Ascension Parish, Louisiana, PCR
             Refunding, (Borden, Inc. Project) Series
             1992, (Credit Suisse First Boston LOC),
             3.050% 12/01/09**........................       8,000
   2,300    Lake Charles, Louisiana, Harbor and
             Terminal District, Revenue, (Citgo
             Petroleum Corporation Project) Series
             1984, (Westdeutsche Landesbank LOC),
             3.050% 08/01/07**........................       2,300
   4,500    South Louisiana Ports Commission, Marine
             Terminal Facilities Revenue Refunding,
             (Occidental Petroleum Corporation
             Project) Series 1991, (UBS AG LOC),
             3.000% 07/01/21**........................       4,500
   1,200    St. Charles Parish, Louisiana, PCR
             Refunding, (Shell Oil Company Project)
             Series 1995,
             3.100% 10/01/25**........................       1,200
                                                          --------
                                                            16,000
                                                          --------
            MARYLAND -- 3.7%
  15,000    Baltimore, Maryland, Industrial
             Development Authority, IDR, (Baltimore
             Capital Acquisition Project) Series 1986,
             (Bayerische Landesbank LOC),
             2.950% 08/01/16**........................      15,000
                                                          --------
            MICHIGAN -- 2.4%
   3,500    Michigan State, Housing Development
             Authority, Housing Revenue, (Shoal Creek
             Project) Series 1985, (Wachovia Bank
             LOC),
             3.000% 10/01/07**........................       3,500
   3,200    University of Michigan, Board of Regents,
             Revenue, (University of Michigan
             Hospitals Project) Series 1995A,
             3.150% 12/01/27**........................       3,200

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            MICHIGAN -- (CONTINUED)
 $ 2,400    University of Michigan, Hospital Revenue
             Refunding, (University of Michigan
             Hospitals Project) Series 1992A,
             3.150% 12/01/19**........................    $  2,400
     800    University of Michigan, Hospital Revenue,
             (Medical Service Plans Project) Series
             1995A,
             3.150% 12/01/27**........................         800
                                                          --------
                                                             9,900
                                                          --------
            MINNESOTA -- 0.6%
   2,410    Minneapolis, Minnesota, Revenue, (Catholic
             Charities Project) Series 1996, (Norwest
             Bank Minnesota LOC),
             3.100% 11/01/16**........................       2,410
                                                          --------
            MISSISSIPPI -- 0.6%
   2,500    Flowood, Mississippi, IDR, (BSC Steel,
             Inc. Project) Series 1986, AMT, (PNC
             Bank, N.A. LOC),
             3.250% 11/01/01**#.......................       2,500
                                                          --------
            MISSOURI -- 2.1%
   1,800    Missouri State, Health and Educational
             Facilities Authority, Facilities Revenue,
             (Washington University Project) Series
             1985B, (Morgan Guaranty Trust SBPA),
             3.000% 09/01/10**........................       1,800
   6,700    Missouri State, Health and Educational
             Facilities Authority, Health Facilities
             Revenue Refunding, (Sisters of Mercy
             Health Care System Project) Series 1992B,
             (ABN-AMRO N.V. Chicago SBPA),
             3.000% 06/01/14**........................       6,700
                                                          --------
                                                             8,500
                                                          --------
            NEBRASKA -- 1.3%
   5,195    Nebraska Help, Inc., Student Loan Revenue,
             Series 1986B, AMT, (SLMA Guaranty),
             3.200% 12/01/16**........................       5,195
                                                          --------
            NEVADA -- 0.7%
   2,800    Clark County, Nevada, IDR, (Cogeneration
             Association I Project) Series 1991, AMT,
             (Canadian Imperial Bank Corporation LOC),
             3.300% 11/01/21**........................       2,800
                                                          --------
            NEW MEXICO -- 1.5%
   5,900    Dona Ana County, New Mexico, IDR, (Foamex
             Products, Inc. Project) Series 1985,
             (Bank of Nova Scotia LOC), 3.000%
             11/01/13**#..............................       5,900
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            NORTH CAROLINA -- 1.9%
 $ 7,500    Wake County, North Carolina, Industrial
             Facilities and Pollution Control
             Financing Authority, PCR, (Carolina Power
             & Light Company Project) Series 1987,
             AMT, (First Union National Bank LOC),
             3.150% 03/01/17**........................    $  7,500
                                                          --------
            NORTH DAKOTA -- 0.2%
     900    Grand Forks, North Dakota, Health Care
             Facilities Revenue, (The United Hospital
             Obligated Group Project) Series 1996A,
             (La Salle National Bank LOC),
             3.100% 12/01/25**#.......................         900
                                                          --------
            OHIO -- 7.5%
     940    Centerville, Ohio, Health Care Revenue,
             (Bethany Lutheran Village Hospital
             Project), Series 1994, (PNC Bank of Ohio,
             N.A. LOC),
             3.050% 11/01/13**#.......................         940
   5,000    Clinton County, Ohio, Airport Facilities
             Revenue Refunding, (Wilmington Air Park,
             Inc. Project) Series 1991, (Wachovia Bank
             of North Carolina LOC),
             3.050% 06/01/11**#.......................       5,000
   1,100    Cuyahoga County, Ohio, Hospital
             Improvement Revenue, (University Hospital
             of Cleveland Project) Series 1985, (Chase
             Manhattan Bank LOC),
             3.050% 01/01/16**........................       1,100
     875    Cuyahoga County, Ohio, IDR Refunding,
             (Pleasant Lakes Associates Project)
             Series 1995, (Key Bank, N.A. LOC),
             3.000% 05/04/11**#.......................         875
     965    Greene County, Ohio, IDR, (FC, Ltd. - AFC
             Stamping Project) Series 1995, AMT, (Key
             Bank, N.A. LOC),
             3.100% 09/01/16**#.......................         965
  10,000    Lucas County, Ohio, Facilities Improvement
             Revenue, (Toledo Zoological Society
             Project) Series 1997, (Key Bank, N.A.
             LOC),
             2.950% 10/01/05**#.......................      10,000
   2,020    Lucas County, Ohio, IDR, (Dynamic Dies,
             Inc. Project) Series 1997, AMT, (National
             City Bank LOC),
             3.250% 07/01/09**........................       2,020
   2,279    Ohio, Housing Financing Agency, Multi-
             Family Housing Revenue, (Kenwood
             Congregation - Retirement Project) Series
             1985, (Morgan Guaranty Trust LOC),
             3.000% 12/01/15**........................       2,279
   5,000    Ottawa County, Ohio, BAN, Revenue, Series
             1998,
             4.000% 08/06/99..........................       5,005

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            OHIO -- (CONTINUED)
 $ 1,200    Summit County, Ohio, IDR, (Oliver Printing
             Company, Inc. Project) Series 1997, AMT,
             (Bank One of Akron, N.A. LOC),
             3.200% 02/01/07**#.......................    $  1,200
   1,055    Toledo-Lucas County, Ohio, Port Authority,
             Facilities Improvement Revenue, (YMCA of
             Greater Toledo Project) Series 1996,
             (Fifth Third Bank of Northwestern Ohio
             LOC),
             3.200% 12/01/21**#.......................       1,055
                                                          --------
                                                            30,439
                                                          --------
            OREGON -- 1.0%
   2,000    Port of Portland, Oregon, IDR Refunding,
             (Schnitzer Steel Products Project) Series
             1987, (Comerica Bank LOC),
             3.000% 11/01/07**#.......................       2,000
   2,100    Port of Portland, Oregon, Special
             Obligation Revenue, (Horizon Air
             Industries, Inc. Project) Series 1997,
             (Bank of Montreal LOC),
             3.150% 06/15/27**........................       2,100
                                                          --------
                                                             4,100
                                                          --------
            PENNSYLVANIA -- 2.0%
   3,100    Elk County, Pennsylvania, Industrial
             Development Authority, Revenue, (Clarion
             Sintered Metals Project) Series 1998,
             AMT, (PNC Bank, N.A. LOC),
             3.250% 03/01/09**#.......................       3,100
   2,200    Philadelphia, Pennsylvania, Authority for
             Industrial Development, Revenue,
             (Institute for Cancer Research - Fox
             Chase Cancer Center Project) Series 1997,
             (Morgan Guaranty Trust LOC),
             3.100% 07/01/25**#.......................       2,200
   1,760    Schuylkill County, Pennsylvania,
             Industrial Development Authority,
             Revenue, (Bon-Ton Stores Project) Series
             1992, AMT, (PNC Bank, N.A. LOC),
             3.250% 02/01/12**#.......................       1,760
   1,240    Schuylkill County, Pennsylvania,
             Industrial Development Authority,
             Revenue,
             (S. Grumbacher and Son Project)
             Series 1990, (PNC Bank, N.A. LOC),
             3.150% 02/01/12**#.......................       1,240
                                                          --------
                                                             8,300
                                                          --------
            SOUTH CAROLINA -- 2.8%
   4,000    Anderson County, South Carolina, IDR,
             (Mikron Corporation Project) Series 1998,
             AMT, (UBS AG LOC),
             3.200% 11/01/12**#.......................       4,000
   1,000    Cherokee County, South Carolina,
             Industrial Revenue Refunding, (Holmberg
             Electronic Corporation Project) Series
             1989, (Wachovia Bank & Trust Company of
             North Carolina, N.A. LOC),
             3.500% 11/01/04**#.......................       1,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,740    South Carolina, Jobs Economic Development
             Authority, Development Revenue,
             (Spartanburg YMCA Project) Series 1996,
             (First Union National Bank LOC),
             3.100% 06/01/18**#.......................    $  1,740
   3,100    South Carolina, Jobs Economic Development
             Authority, Health Facilities Revenue,
             (Greenville Baptist Retirement Community
             Project) Series 1997, (Wachovia Bank of
             North Carolina LOC),
             3.050% 10/01/19**#.......................       3,100
   1,000    South Carolina, Jobs Economic Development
             Authority, IDR, (Chambers Oakridge
             Landfill Project) Series 1990, AMT,
             (Morgan Guaranty Trust LOC),
             3.200% 12/01/01**#.......................       1,000
     700    York County, South Carolina, PCR,
             (National Rural Utilities Cooperative -
             North Carolina Electricities Project)
             Series 1984N-2, (CFC Insured),
             3.050% 09/15/14**........................         700
                                                          --------
                                                            11,540
                                                          --------
            SOUTH DAKOTA -- 1.0%
     730    South Dakota, Economic Development
             Financing Authority, IDR Refunding,
             (Lomar Development Company Project)
             Series 1996B, AMT, (U.S. Bank, N.A. LOC),
             3.350% 08/01/08**#.......................         730
   3,410    South Dakota, Housing Development
             Authority, Revenue, (Homeownership
             Mortgage Program) Series 1992A, AMT,
             7.650% 05/01/99..........................       3,422
                                                          --------
                                                             4,152
                                                          --------
            TENNESSEE -- 4.1%
   1,100    Chattanooga-Hamilton County, Tennessee,
             Hospital Authority, Revenue Refunding,
             (Erlanger Medical Center) Series 1987,
             (Morgan Guaranty Trust LOC),
             3.100% 10/01/17**........................       1,100
   2,000    Dickson County, Tennessee, Industrial
             Development Board, Revenue, (The Jackson
             Foundation-Renaissance Learning Center
             Project) Series 1997, (SunTrust Bank of
             Nashville LOC),
             3.100% 11/01/12**#.......................       2,000
   6,685    Franklin County, Tennessee, Health and
             Educational Facilities Board, Revenue,
             (University of the South Project) Series
             1998B, (AmSouth Bank of Alabama LOC),
             3.050% 09/01/18**........................       6,685
   1,265    Jefferson City, Tennessee, IDR, (BA
             Properties Project) Series 1994, AMT,
             (American National Bank & Trust LOC),
             3.050% 11/01/24**........................       1,265

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            TENNESSEE -- (CONTINUED)
 $   400    Metropolitan Nashville, Tennessee, Airport
             Authority, Special Facilities Revenue,
             (American Airlines, Inc. Project) Series
             1995A, (Credit Suisse First Boston LOC),
             3.100% 10/01/12**........................    $    400
   3,700    Monroe County, Tennessee, Industrial
             Development Board, IDR, (American Transit
             Corporation Project) Series 1986,
             (BankBoston LOC),
             3.200% 08/01/06**........................       3,700
   1,600    Springfield, Tennessee, Industrial
             Development Board, Revenue, (All American
             Homes of Tennessee Project) Series 1994,
             AMT, (NBD Bank LOC),
             3.200% 11/01/09**#.......................       1,600
                                                          --------
                                                            16,750
                                                          --------
            TEXAS -- 9.8%
   1,000    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American Airlines,
             Inc. Project) Series 1984A-1, (Morgan
             Guaranty Trust LOC),
             3.100% 12/01/24**........................       1,000
   1,000    Grapevine, Texas, Industrial Development
             Corporation, Revenue, (American Airlines,
             Inc. Project) Series 1984A-2, (Morgan
             Guaranty Trust LOC),
             3.100% 12/01/24**........................       1,000
   1,000    Guadalupe-Blanco, Texas, River Authority,
             Revenue Refunding, (Central Power & Light
             Company Project) Series 1995, (ABN AMRO
             Bank N.V. LOC),
             3.150% 11/01/15**........................       1,000
   3,100    Harris County, Texas, Health Facilities
             Development Corporation, Hospital
             Revenue, (Methodist Hospital Project)
             Series 1997, (Morgan Guaranty SBPA),
             3.100% 12/01/26**........................       3,100
   2,000    Harris County, Texas, Health Facilities
             Development Revenue, (Methodist Hospital
             Project) Series 1994, (Morgan Guaranty
             SBPA),
             3.100% 12/01/25**........................       2,000
   2,000    Harris County, Texas, Industrial
             Development Corporation, PCR, (Exxon
             Corporation Project) Series 1984A,
             3.050% 03/01/24**........................       2,000
   2,200    Harris County, Texas, Industrial
             Development Corporation, PCR, (Exxon
             Corporation Project), Series 1984B,
             3.050% 03/01/24**........................       2,200
     600    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-1, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         600
     700    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-2, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            TEXAS -- (CONTINUED)
 $   300    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-3, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................    $    300
     930    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984A-4, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         930
     900    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-1, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         900
     700    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-2, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         700
   1,100    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-3, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................       1,100
     500    Lone Star, Texas, Airport Improvement
             Authority, Revenue, (American Airlines,
             Inc. Project) Series 1984B-4, (Royal Bank
             of Canada LOC),
             3.100% 12/01/14**........................         500
   4,300    McAllen, Texas, Health Facilities
             Development Revenue, (McAllen Associates
             Number One Project) Series 1984, (PNC
             Bank, N.A. LOC),
             3.150% 12/01/24**........................       4,300
   1,200    Nueces County, Texas, Health Facilities
             Development Corporation, Revenue,
             (Driscoll Foundation Childrens Hospital
             Project) Series 1985, (Bank One of Texas,
             N.A. LOC),
             3.050% 07/01/15**........................       1,200
   4,700    Sabine River Authority, Texas, PCR, (Texas
             Utilities Electric Company Project)
             Series 1995A, AMT, (Morgan Guaranty Trust
             LOC),
             3.300% 04/01/30**........................       4,700
   5,000    Texas, Municipal Gas Corporation, Gas
             Reserves Revenue, Sr. Lien, Series 1998,
             (FSA Insured, Societe Generale SBPA),
             3.000% 01/15/23**........................       5,000
   1,000    Trinity River, Tennessee, Industrial
             Development Authority, Revenue, (Toys R
             Us - Nytex Inc. Project) Series 1984,
             (Bankers Trust Company LOC),
             3.125% 11/01/14**#.......................       1,000
   5,100    West Side Calhoun County, Texas,
             Development Corporation, PCR, (Sohio
             Chemical Corporation Project) Series
             1985, (BP Amoco plc Guaranty)
             3.100% 12/01/15**........................       5,100
                                                          --------
                                                            39,330
                                                          --------

------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
            UTAH -- 0.3%
 $ 1,200    Salt Lake County, Utah, PCR Refunding,
             (British Petroleum Company - Service
             Station Holdings, Inc. Project) Series
             1994B, (BP Amoco plc Guarantee),
             3.100% 08/01/07**........................    $  1,200
                                                          --------
            VIRGINIA -- 4.5%
   5,800    Albemarle County, Virginia, Industrial
             Development Authority, Health Services
             Revenue, (University of Virginia Health
             Services Foundation Project) Series 1996,
             (First Union National Bank LOC),
             3.050% 02/01/26**........................       5,800
   7,125    Madison County, Virginia, Industrial
             Development Authority, Revenue, (Madison
             Wood Preservers Project) Series 1998,
             AMT, (Wachovia Bank of North Carolina
             LOC),
             3.150% 06/01/13**#.......................       7,125
   3,595    Richmond, Virginia, Equipment Notes GO,
             Series 1998, (State Aid Withholding),
             4.250% 05/15/99..........................       3,597
   1,575    Winchester, Virginia, Industrial
             Development Authority, Revenue, (Midwesco
             Filter Resource, Inc. Project) Series
             1995, (Harris Trust & Savings Bank LOC),
             3.350% 08/01/07**........................       1,575
                                                          --------
                                                            18,097
                                                          --------
            WASHINGTON -- 0.2%
     800    Port of Skagit County, Washington,
             Industrial Development Corporation,
             Revenue, (Cascade Clear Water Company
             Project) Series 1995, AMT, (Key Bank N.A.
             LOC),
             3.100% 12/01/20**#.......................         800
                                                          --------
            WEST VIRGINIA -- 0.3%
   1,200    Ohio County, West Virginia, Industrial
             Development Revenue, (Ohio Valley -
             Clarksburg Drug Company Project) Series
             1986, AMT, (PNC Bank of Ohio, N.A. LOC),
             3.150% 12/01/01**#.......................       1,200
                                                          --------
            WISCONSIN -- 1.7%
   3,000    Menasha, Wisconsin, Joint School District,
             TRAN, Series 1998,
             3.150% 09/30/99..........................       3,001
     940    Milwaukee, Wisconsin, Industrial
             Development Revenue, (Mandel Company
             Project) Series 1997, AMT, (U.S. Bank,
             N.A. LOC)
             3.350% 04/01/07**........................         940

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
Nations Municipal Reserves
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
            WISCONSIN -- (CONTINUED)
 $ 3,000    Watertown, Wisconsin, Unified School
             District, TRAN, Series 1998,
             3.100% 10/28/99..........................    $  3,001
                                                          --------
                                                             6,942
                                                          --------
            TOTAL MUNICIPAL BONDS AND NOTES (Cost
             $410,872)................................     410,872
                                                          --------

 SHARES
  (000)
 --------
           INVESTMENT COMPANIES -- 1.5%
    2,050  AIM Tax-Exempt Fund........................       2,050
    4,125  Federated Tax-Exempt Money
            Market Fund...............................       4,125
                                                          --------
           TOTAL INVESTMENT COMPANIES
            (Cost $6,175).............................       6,175
                                                          --------
           TOTAL INVESTMENTS
            (Cost $417,047*)...................  103.0%    417,047
                                                          --------
           OTHER ASSETS AND LIABILITIES (NET)..   (3.0)%
           Receivable for Fund shares sold............    $  2,028
           Interest receivable........................       1,518
           Receivable from investment advisor.........         115
           Prepaid expenses...........................          89
           Dividends payable..........................        (971)
           Payable for Fund shares redeemed...........     (14,391)
           Administration fee payable.................         (11)
           Shareholder servicing and distribution fees
            payable...................................         (75)
           Due to custodian...........................         (38)
           Accrued Trustees' fees and expenses........         (12)
           Accrued expenses and other liabilities.....        (204)
                                                          --------
           TOTAL OTHER ASSETS AND LIABILITIES (NET)...
                                                           (11,952)
                                                          --------
           NET ASSETS..........................  100.0%   $405,095
                                                          ========

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
           NET ASSETS CONSIST OF:
           Accumulated net realized loss on
            investments sold..........................    $     (2)
           Paid-in capital............................     405,097
                                                          --------
           NET ASSETS.................................    $405,095
                                                          ========
           NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($134,267,957/134,268,561 shares
            outstanding)..............................
                                                             $1.00
                                                          ========
           LIQUIDITY CLASS SHARES:
           ($68,392,950/68,393,298 shares
            outstanding)..............................
                                                             $1.00
                                                          ========
           ADVISER CLASS SHARES:
           ($55,434,379/55,434,646 shares
            outstanding)..............................
                                                             $1.00
                                                          ========
           MARKET CLASS SHARES:
           ($146,999,271/147,000,010 shares
            outstanding)..............................
                                                             $1.00
                                                          ========

---------------

 * Aggregate cost for Federal tax purposes.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 1999. These securities are subject to demand features of either one, seven or thirty days.

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Municipal Reserves had the following industry concentrations greater than 10% at March 31, 1999 (as a percentage of net assets):

   Pollution Control Revenue                                               14.4%
   Industrial Facilities Revenue                                           13.6%
   Healthcare Revenue                                                      12.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
   STATEMENT OF NET ASSETS  (CONTINUED)                           MARCH 31, 1999

ABBREVIATIONS:

AMBAC         American Municipal Bond Assurance Corporation
AMT           Alternative Minimum Tax
BAN           Bond Anticipation Note
CFC           Cooperative Finance Corporation
FFCB          Federal Farm Credit Bank
FHLB          Federal Home Loan Bank
FHLMC         Federal Home Loan Mortgage Corporation
FMAC          Federal Mortgage Acceptance Corporation
FNMA          Federal National Mortgage Association
FSA           Financial Security Assurance
GNMA          Government National Mortgage Association
GO            General Obligation
GTD STD LNS   Guaranteed Student Loan
IDR           Industrial Development Revenue
LOC           Letter of Credit
MTN           Medium Term Note
PCR           Pollution Control Revenue
SBPA          Standby Bond Purchase Agreement
SLMA          Student Loan Marketing Association
TRAN          Tax and Revenue Anticipation Note
TVA           Tennessee Valley Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
   STATEMENTS OF OPERATIONS

                                                      CASH RESERVES                     MONEY MARKET RESERVES
                                            ----------------------------------   ------------------------------------
                                                                                 FOR THE PERIOD
                                                                                 MAY 16, 1998 TO     FOR THE PERIOD
                                              PERIOD ENDED        YEAR ENDED        MARCH 31,       DECEMBER 1, 1997
                                            MARCH 31, 1999(a)   APRIL 30, 1998       1999(b)       TO MAY 15, 1998(c)
                                            -------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest..................................      $363,399           $215,694          $35,851             $3,690
                                                --------           --------          -------             ------
EXPENSES:
Investment advisory fee...................        20,046             11,266            2,121                 64
Administration fee........................         6,682              3,755              707                 50
Transfer agent fees.......................           155                 55               26                 16
Custodian fees............................           459                212               59                 11
Trustees' fees and expenses...............            27                 94               27                 --
Registration and filing fees..............         1,128                632              162                  4
Legal and audit fees......................            77                 67               47                 13
Interest expense..........................            --                 11               --                 --
Other.....................................           181                250               68                 13
                                                --------           --------          -------             ------
    Subtotal..............................        28,755             16,342            3,217                171
Shareholder servicing and distribution
  fees:
  Capital Class Shares....................            --                 --               --                 --
  Liquidity Class Shares..................        10,485              4,673                7                 --
  Adviser Class Shares....................         1,790              1,294                9                 --
  Market Class Shares.....................         4,718              2,186            2,070                 --
                                                --------           --------          -------             ------
    Total expenses........................        45,748             24,495            5,303                171
Fees waived by investment advisor,
  administrator and/or distributor........       (24,380)           (13,155)          (1,835)               (44)
Fees reduced by credits allowed by the
  custodian...............................            (4)                --               --*                --
                                                --------           --------          -------             ------
    Net expenses..........................        21,364             11,340            3,468                127
                                                --------           --------          -------             ------
NET INVESTMENT INCOME.....................       342,035            204,354           32,383              3,563
                                                --------           --------          -------             ------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS...           (17)                30                1                 --
                                                --------           --------          -------             ------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............      $342,018           $204,384          $32,384             $3,563
                                                ========           ========          =======             ======

---------------

 * Amount represents less than $500.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15.

(c) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES

            TREASURY RESERVES                   GOVERNMENT RESERVES                   MUNICIPAL RESERVES
    ----------------------------------   ----------------------------------   ----------------------------------
      PERIOD ENDED        YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED        YEAR ENDED
    MARCH 31, 1999(a)   APRIL 30, 1998   MARCH 31, 1999(a)   APRIL 30, 1998   MARCH 31, 1999(a)   APRIL 30, 1998
----------------------------------------------------------------------------------------------------------------
         $97,440           $53,421            $30,468           $26,586            $10,605            $9,190
         -------           -------            -------           -------            -------            ------
           5,656             2,857              1,740             1,418                963               736
           1,885               952                580               473                321               246
              15               101                 21                45                 19                41
             160               101                 69                42                 34                24
              20                17                 22                12                 25                 7
             558               102                 53                99                104                69
              23                29                 32                11                 31                12
              --                --                 --                --                 --                48
             117                98                 54                19                 39                 2
         -------           -------            -------           -------            -------            ------
           8,434             4,257              2,571             2,119              1,536             1,185
              --                --                 --                --                 --                --
           3,043             2,272                376               288                446               455
             726               606                229               117                128                73
           3,545               914              1,278             1,013                537               433
         -------           -------            -------           -------            -------            ------
          15,748             8,049              4,454             3,537              2,647             2,146
          (7,437)           (4,476)            (1,845)           (1,636)            (1,309)           (1,117)
              (7)               --                 (1)               --                 --                --
         -------           -------            -------           -------            -------            ------
           8,304             3,573              2,608             1,901              1,338             1,029
         -------           -------            -------           -------            -------            ------
          89,136            49,848             27,860            24,685              9,267             8,161
         -------           -------            -------           -------            -------            ------
              (2)               --                  2                --                 (1)               --
         -------           -------            -------           -------            -------            ------
         $89,134           $49,848            $27,862           $24,685            $ 9,266            $8,161
         =======           =======            =======           =======            =======            ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  CASH RESERVES
                                                              ------------------------------------------------------
                                                              PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                               3/31/99(a)             4/30/98              4/30/97
                                                              ------------------------------------------------------
(IN THOUSANDS)
Net investment income.......................................   $  342,035            $ 204,354            $   89,781
Net realized gain/(loss) on investments.....................          (17)                  30                     1
                                                               ----------            ----------           ----------
Net increase/(decrease) in net assets resulting from
  operations................................................      342,018              204,384                89,782
Distributions to shareholders from net investment income:
  Capital Class Shares......................................     (192,707)            (122,110)              (55,426)
  Liquidity Class Shares....................................      (62,927)             (29,597)               (9,676)
  Adviser Class Shares......................................      (35,908)             (27,433)              (16,293)
  Market Class Shares.......................................      (50,493)             (25,214)               (8,386)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................    2,678,152            2,796,684             1,643,734
                                                               ----------            ----------           ----------
Net increase/(decrease) in net assets.......................    2,678,135            2,796,714             1,643,735
NET ASSETS:
Beginning of period.........................................    5,481,348            2,684,634             1,040,899
                                                               ----------            ----------           ----------
End of period...............................................   $8,159,483            $5,481,348           $2,684,634
                                                               ==========            ==========           ==========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................   $       27            $      --            $       --
                                                               ==========            ==========           ==========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

(c) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.

(d) Represents financial information for the year ended November 30, 1997 for the Emerald Prime Advantage Institutional Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES

              MONEY MARKET RESERVES                       TREASURY RESERVES
    -----------------------------------------   --------------------------------------
    Period Ended   PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED   YEAR ENDED
     3/31/99(b)     5/15/98(c)    11/30/97(d)    3/31/99(a)     4/30/98      4/30/97
--------------------------------------------------------------------------------------
     $   32,383      $  3,563      $  7,902      $   89,136    $  49,848     $ 30,734
              1            --            --              (2)          --            7
     ----------      --------      --------      ----------    ----------    --------
         32,384         3,563         7,902          89,134       49,848       30,741
        (11,499)       (3,563)       (7,902)        (23,600)     (13,736)     (17,377)
            (38)           --            --         (16,510)     (13,290)      (1,979)
           (220)           --            --         (13,783)     (12,530)      (7,166)
        (20,626)           --            --         (35,243)     (10,292)      (4,211)
      1,358,049       (59,028)       44,864       1,724,192      649,521      336,357
     ----------      --------      --------      ----------    ----------    --------
      1,358,050       (59,028)       44,864       1,724,190      649,521      336,365
        118,880       177,908       133,044       1,477,723      828,202      491,837
     ----------      --------      --------      ----------    ----------    --------
     $1,476,930      $118,880      $177,908      $3,201,913    $1,477,723    $828,202
     ==========      ========      ========      ==========    ==========    ========
     $        4      $      4      $     --      $       --    $      --     $     --
     ==========      ========      ========      ==========    ==========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES

                                                     GOVERNMENT RESERVES                        MUNICIPAL RESERVES
                                            --------------------------------------   ----------------------------------------
                                            PERIOD ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED    YEAR ENDED   YEAR ENDED
                                             3/31/99(a)     4/30/98      4/30/97      3/31/99(a)      4/30/98       4/30/97
                                            ---------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income.....................    $ 27,860      $ 24,685     $ 13,799      $  9,267       $  8,161     $  6,107
Net realized gain/(loss) on investments...           2            --            1            (1)            --           --
                                              --------      --------     --------      --------       --------     --------
Net increase/(decrease) in net assets
  resulting from operations...............      27,862        24,685       13,800         9,266          8,161        6,107
Distributions to shareholders from net
  investment income:
  Capital Class Shares....................      (8,013)       (9,042)      (3,122)       (3,033)        (2,352)      (2,109)
  Liquidity Class Shares..................      (2,138)       (1,783)        (320)       (1,555)        (1,798)      (1,061)
  Adviser Class Shares....................      (4,419)       (2,427)      (1,631)       (1,437)          (948)        (236)
  Market Class Shares.....................     (13,290)      (11,433)      (8,726)       (3,242)        (3,063)      (2,702)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions............................     143,903       192,840      208,784       155,836         49,287       89,247
                                              --------      --------     --------      --------       --------     --------
Net increase/(decrease) in net assets.....     143,905       192,840      208,785       155,835         49,287       89,246
NET ASSETS:
Beginning of period.......................     568,043       375,203      166,418       249,260        199,973      110,727
                                              --------      --------     --------      --------       --------     --------
End of period.............................    $711,948      $568,043     $375,203      $405,095       $249,260     $199,973
                                              ========      ========     ========      ========       ========     ========
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period.....    $     --      $     --     $     --      $     --       $     --     $     --
                                              ========      ========     ========      ========       ========     ========

---------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
   STATEMENT OF CASH FLOWS

                                                                               TREASURY RESERVES
                                                                                     (000)
                                                              ----------------------------------------------------
                                                                    PERIOD ENDED                   YEAR ENDED
                                                                   MARCH 31, 1999                APRIL 30, 1998
                                                                  ----------------------------------------------------
Cash flows from operating and investing activities:
  Investment income received................................  $    89,753                 $    50,940
  Payment of operating expenses.............................       (5,764)                     (3,291)
  Net proceeds from reverse repurchase agreements
    outstanding.............................................      286,926                      57,775
  Net purchases of short-term investments...................   (1,233,531)                   (704,246)
                                                              -----------                 -----------
  Cash used by operating and investing activities...........                 $(862,616)                  $(598,822)
Cash flows from financing activities:
  Proceeds from shares sold+................................    9,498,054                   8,168,860
  Payments on shares redeemed...............................   (8,587,951)                 (7,544,434)
  Distributions paid*.......................................      (47,497)                    (25,452)
                                                              -----------                 -----------
Cash provided by financing activities.......................                   862,606                     598,974
  Increase/(decrease) in cash...............................                       (10)                        152
  Cash at beginning of period...............................                        --                        (152)
                                                                             ---------                   ---------
  Cash at end of period.....................................                 $     (10)                  $      --
                                                                             =========                   =========

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH USED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                 $  89,134                   $  49,848
  Increase in investments...................................  $(1,231,127)                $  (705,532)
  Increase in payable for reverse repurchase agreement
    transactions............................................      286,926                      57,775
  Increase in interest and dividends receivable.............      (10,089)                     (1,195)
  (Increase)/decrease in other assets.......................        1,875                         (22)
  Increase in accrued expenses and other payables...........          665                         304
                                                              -----------                 -----------
Cash provided by/(used by) operating and investing
  activities................................................                 $(862,616)                  $(598,822)
                                                                             =========                   =========

---------------
* Non-cash activities include reinvestment of dividends of $35,122 and $25,096, respectively.

+ Non-cash activities include shares issued in exchange for Emerald Treasury
  Advantage Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES
   SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                CASH RESERVES                             MONEY MARKET RESERVES
                                  ------------------------------------------   -------------------------------------------
                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    YEAR ENDED
                                   MARCH 31,      APRIL 30,      APRIL 30,      MARCH 31,       MAY 15,      NOVEMBER 30,
                                    1999(a)          1998         1997(b)       1999(c)(d)      1998(e)         1997(f)
                                  ----------------------------------------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold..........................  $41,082,851    $ 27,029,347   $ 8,400,299    $ 2,271,169     $ 188,673       $ 386,649
  Issued as reinvestment of
    dividends...................       76,006          64,512        25,009          5,977            --              --
  Redeemed......................  (39,830,977)    (25,726,549)   (7,348,719)    (1,800,552)     (247,701)       (341,785)
                                  ------------   ------------   -----------    -----------     ---------       ---------
  Net increase/(decrease).......  $ 1,327,880    $  1,367,310   $ 1,076,589    $   476,594     $ (59,028)      $  44,864
                                  ============   ============   ===========    ===========     =========       =========
LIQUIDITY CLASS SHARES:
  Sold..........................  $ 9,418,989    $  8,183,907   $ 4,463,042    $    38,821     $      --       $      --
  Issued as reinvestment of
    dividends...................       42,070          18,291         5,878             32            --              --
  Redeemed......................   (9,145,542)     (7,514,186)   (4,084,515)       (37,775)           --              --
                                  ------------   ------------   -----------    -----------     ---------       ---------
  Net increase/(decrease).......  $   315,517    $    688,012   $   384,405    $     1,078     $      --       $      --
                                  ============   ============   ===========    ===========     =========       =========
ADVISER CLASS SHARES:
  Sold..........................  $ 4,388,779    $  3,993,186   $ 1,638,784    $    83,156     $      --       $      --
  Issued as reinvestment of
    dividends...................       32,287          20,314         3,465             46            --              --
  Redeemed......................   (4,223,311)     (3,588,638)   (1,792,509)       (76,825)           --              --
                                  ------------   ------------   -----------    -----------     ---------       ---------
  Net increase/(decrease).......  $   197,755    $    424,862   $  (150,260)   $     6,377     $      --       $      --
                                  ============   ============   ===========    ===========     =========       =========
MARKET CLASS SHARES:
  Sold..........................  $ 1,898,000    $  1,504,300   $   794,300    $ 1,771,500     $      --       $      --
  Issued as reinvestment of
    dividends...................           --              --            --             --            --              --
  Redeemed......................   (1,061,000)     (1,187,800)     (461,300)      (897,500)           --              --
                                  ------------   ------------   -----------    -----------     ---------       ---------
  Net increase/(decrease).......  $   837,000    $    316,500   $   333,000    $   874,000     $      --       $      --
                                  ============   ============   ===========    ===========     =========       =========
Total net increase/(decrease)...  $ 2,678,152    $  2,796,684   $ 1,643,734    $ 1,358,049     $ (59,028)      $  44,864
                                  ============   ============   ===========    ===========     =========       =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) Nations Cash Reserves Market Class commenced operations on May 3, 1996.

(c) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

(d) Nations Money Market Reserves Liquidity Class, Adviser Class and Market Class commenced operations on August 7, 1998, July 2, 1998 and October 9, 1998, respectively.

(e) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was organized into Money Market Reserves on May 22, 1998.

(f) Represents financial information for the year ended November 30, 1997 for the Emerald Prime Advantage Institutional Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES

                                                 TREASURY RESERVES                          GOVERNMENT RESERVES
                                     -----------------------------------------   -----------------------------------------
                                     PERIOD ENDED   YEAR ENDED    PERIOD ENDED   PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                      MARCH 31,      APRIL 30,     APRIL 30,      MARCH 31,      APRIL 30,     APRIL 30,
                                       1999(a)         1998         1997(b)        1999(a)         1998         1997(b)
                                     -------------------------------------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold.............................  $ 3,598,873    $1,816,628    $ 1,673,872    $ 1,223,748    $1,207,038     $ 396,993
  Issued in exchange for
    Institutional Shares of Emerald
    Treasury Advantage Fund (Note
    9).............................      144,375            --             --             --            --            --
  Issued as reinvestment of
    dividends......................       14,110         4,525            794          6,798         6,640           488
  Redeemed.........................   (2,620,829)   (2,044,082)    (1,510,039)    (1,191,593)   (1,148,448)     (330,225)
                                     -----------    -----------   -----------    -----------    -----------    ---------
  Net increase/(decrease)..........  $ 1,136,529    $ (222,929)   $   164,627    $    38,953    $   65,230     $  67,256
                                     ===========    ===========   ===========    ===========    ===========    =========
LIQUIDITY CLASS SHARES:
  Sold.............................  $ 2,173,677    $2,905,975    $   553,984    $   745,526    $  655,655     $  28,431
  Issued as reinvestment of
    dividends......................       10,916        10,849          1,522          2,006         1,718           312
  Redeemed.........................   (2,623,599)   (2,254,978)      (485,733)      (720,754)     (631,082)      (22,391)
                                     -----------    -----------   -----------    -----------    -----------    ---------
  Net increase/(decrease)..........  $  (439,006)   $  661,846    $    69,773    $    26,778    $   26,291     $   6,352
                                     ===========    ===========   ===========    ===========    ===========    =========
ADVISER CLASS SHARES:
  Sold.............................  $ 2,611,240    $2,542,456    $   735,221    $   747,826    $  392,891     $ 646,627
  Issued as reinvestment of
    dividends......................       10,096         9,722          1,848          3,471         1,934         1,239
  Redeemed.........................   (2,499,169)   (2,483,674)      (758,512)      (732,625)     (349,506)     (731,190)
                                     -----------    -----------   -----------    -----------    -----------    ---------
  Net increase/(decrease)..........  $   122,167    $   68,504    $   (21,443)   $    18,672    $   45,319     $ (83,324)
                                     ===========    ===========   ===========    ===========    ===========    =========
MARKET CLASS SHARES:
  Sold.............................  $ 1,773,805    $  903,800    $   333,950    $   542,300    $  799,150     $ 691,300
  Issued as reinvestment of
    dividends......................           --            --             --             --            --            --
  Redeemed.........................     (869,303)     (761,700)      (210,550)      (482,800)     (743,150)     (472,800)
                                     -----------    -----------   -----------    -----------    -----------    ---------
  Net increase/(decrease)..........  $   904,502    $  142,100    $   123,400    $    59,500    $   56,000     $ 218,500
                                     ===========    ===========   ===========    ===========    ===========    =========
Total net increase/(decrease)......  $ 1,724,192    $  649,521    $   336,357    $   143,903    $  192,840     $ 208,784
                                     ===========    ===========   ===========    ===========    ===========    =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) Nations Treasury Reserves and Government Reserves Market Class Shares commenced operations on May 3, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES

                                                                                 MUNICIPAL RESERVES
                                                              ---------------------------------------------------------
                                                                 PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                                              MARCH 31, 1999(a)     APRIL 30, 1998    April 30, 1997(b)
                                                              ---------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................      $ 342,200           $  344,665          $ 188,377
  Issued as reinvestment of dividends.......................            853                  195                 --
  Redeemed..................................................       (283,035)            (330,310)          (177,158)
                                                                  ---------           ----------          ---------
  Net increase/(decrease)...................................      $  60,018           $   14,550          $  11,219
                                                                  =========           ==========          =========
LIQUIDITY CLASS SHARES:
  Sold......................................................      $ 341,064           $  702,167          $ 456,760
  Issued as reinvestment of dividends.......................          1,447                1,606                980
  Redeemed..................................................       (327,192)            (705,376)          (409,797)
                                                                  ---------           ----------          ---------
  Net increase/(decrease)...................................      $  15,319           $   (1,603)         $  47,943
                                                                  =========           ==========          =========
ADVISER CLASS SHARES:
  Sold......................................................      $ 397,229           $  275,459          $  60,608
  Issued as reinvestment of dividends.......................          1,302                  875                196
  Redeemed..................................................       (373,032)            (253,694)          (109,019)
                                                                  ---------           ----------          ---------
  Net increase/(decrease)...................................      $  25,499           $   22,640          $ (48,215)
                                                                  =========           ==========          =========
MARKET CLASS SHARES:
  Sold......................................................      $ 246,570           $  326,000          $ 339,700
  Issued as reinvestment of dividends.......................             --                   --                 --
  Redeemed..................................................       (191,570)            (312,300)          (261,400)
                                                                  ---------           ----------          ---------
  Net increase/(decrease)...................................      $  55,000           $   13,700          $  78,300
                                                                  =========           ==========          =========
Total net increase/(decrease)...............................      $ 155,836           $   49,287          $  89,247
                                                                  =========           ==========          =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

NATIONS INSTITUTIONAL RESERVES
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              NET ASSET                              DIVIDENDS
                                                                VALUE               NET               FROM NET
                                                              BEGINNING          INVESTMENT          INVESTMENT
                                                              OF PERIOD            INCOME              INCOME
                                                              -------------------------------------------------
CASH RESERVES
CAPITAL CLASS
Period ended 3/31/1999(a)...................................    $1.00             $0.0484             $(0.0484)
Year ended 4/30/1998........................................     1.00              0.0554              (0.0554)
Year ended 4/30/1997........................................     1.00              0.0531              (0.0531)
Year ended 4/30/1996........................................     1.00              0.0570              (0.0570)
Year ended 4/30/1995........................................     1.00              0.0480              (0.0480)
Year ended 4/30/1994........................................     1.00              0.0283              (0.0283)
LIQUIDITY CLASS
Period ended 3/31/1999(a)...................................    $1.00             $0.0470             $(0.0470)
Year ended 4/30/1998........................................     1.00              0.0539              (0.0539)
Year ended 4/30/1997........................................     1.00              0.0516              (0.0516)
Year ended 4/30/1996........................................     1.00              0.0555              (0.0555)
Year ended 4/30/1995........................................     1.00              0.0471              (0.0471)
Year ended 4/30/1994........................................     1.00              0.0273              (0.0273)
ADVISER CLASS
Period ended 3/31/1999(a)...................................    $1.00             $0.0461             $(0.0461)
Year ended 4/30/1998........................................     1.00              0.0529              (0.0529)
Year ended 4/30/1997........................................     1.00              0.0506              (0.0506)
Year ended 4/30/1996........................................     1.00              0.0545              (0.0545)
Period ended 4/30/1995 *....................................     1.00              0.0316              (0.0316)
MARKET CLASS
Period ended 3/31/1999(a)...................................    $1.00             $0.0447             $(0.0447)
Year ended 4/30/1998........................................     1.00              0.0519              (0.0519)
Period ended 4/30/1997*.....................................     1.00              0.0493              (0.0493)

---------------

 * Cash Reserves Adviser Class and Market Class commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** The effect of interest expense on the operating expense ratio was less than 0.01%.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS INSTITUTIONAL RESERVES

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ------------------------------------------------
                                                                                    OPERATING
                                  NET ASSETS                                    EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF PERIOD   OPERATING    NET INVESTMENT     WAIVERS AND/OR
     END OF PERIOD    RETURN++       (000)        EXPENSES        INCOME         REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
         $1.00          4.95%     $4,379,430        0.20%+(b)      5.24%+              0.43%++(b)
          1.00          5.70       3,051,559        0.20**         5.54                0.44
          1.00          5.44       1,684,233        0.20           5.32                0.45
          1.00          5.84         607,643        0.20           5.53                0.51
          1.00          4.91         134,064        0.29           4.96                0.52
          1.00          2.87         109,852        0.45           2.83                0.56
         $1.00          4.80%     $1,423,382        0.35%+(b)      5.09%+              1.28%+(b)
          1.00          5.53       1,107,869        0.35**         5.39                1.29
          1.00          5.28         419,851        0.35           5.17                0.60
          1.00          5.70          35,477        0.35           5.38                0.66
          1.00          4.81               2        0.38           4.87                0.61
          1.00          2.77          69,786        0.55           2.74                0.65
         $1.00          4.71%     $  870,170        0.45%+(b)      4.99%+              0.68%+(b)
          1.00          5.43         672,417        0.45**         5.29                0.69
          1.00          5.19         247,551        0.45           5.07                0.70
          1.00          5.58         397,809        0.45           5.28                0.76
          1.00          3.20          47,682        0.54+          4.71+               0.77+
         $1.00          4.56%     $1,486,502        0.61%+(b)      4.83%+              0.88%+(b)
          1.00          5.33         649,503        0.55**         5.19                0.89
          1.00          5.04         333,000        0.55+          4.97+               0.80+

NATIONS INSTITUTIONAL RESERVES
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              NET ASSET                              DIVIDENDS
                                                                VALUE               NET               FROM NET
                                                              BEGINNING          INVESTMENT          INVESTMENT
                                                              OF PERIOD            INCOME              INCOME
                                                              -------------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS
Period ended 3/31/1999*(a)..................................    $1.00             $0.0438             $(0.0438)
Period ended 5/15/1998 ***..................................     1.00              0.0252              (0.0252)
Year ended 11/30/1997.......................................     1.00              0.0545              (0.0545)
Year ended 11/30/1996.......................................     1.00              0.0516              (0.0516)
Year ended 11/30/1995.......................................     1.00              0.0561              (0.0561)
Year ended 11/30/1994.......................................     1.00              0.0377              (0.0377)
LIQUIDITY CLASS
Period ended 3/31/1999**(a).................................    $1.00             $0.0281             $(0.0281)
ADVISER CLASS
Period ended 3/31/1999**(a).................................    $1.00             $0.0344             $(0.0344)
MARKET CLASS
Period ended 3/31/1999**(a).................................    $1.00             $0.0214             $(0.0214)

---------------

 * The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class shares as of May 22, 1998.

 ** Money Market Reserve Liquidity Class, Adviser Class and Market Class commenced operations on August 7, 1998, July 2, 1998 and October 9, 1998, respectively.

*** For the period from December 1, 1997 through May 15, 1998.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS INSTITUTIONAL RESERVES

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ------------------------------------------------
                                                                                    OPERATING
                                  NET ASSETS                                    EXPENSES WITHOUT
    NET ASSET VALUE    TOTAL     END OF PERIOD   OPERATING    NET INVESTMENT     WAIVERS AND/OR
     END OF PERIOD    RETURN++       (000)        EXPENSES        INCOME         REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
         $1.00          4.47%      $595,482         0.20%+(b)      4.87%+              0.46%+(b)
          1.00          2.55        118,880         0.20+          5.54+               0.27+
          1.00          5.58        177,908         0.20           5.45                0.28
          1.00          5.29        133,044         0.35           5.16                0.35
          1.00          5.76        131,089         0.40           5.60                0.46
          1.00          3.83        131,758         0.40           3.80                0.44
         $1.00          2.87%      $  1,078         0.35%+(b)      4.72%+              1.31%+(b)
         $1.00          3.46%      $  6,377         0.45%+(b)      4.62%+              0.71%+(b)
         $1.00          2.14%      $873,993         0.65%+(b)      4.42%+              0.91%+(b)

NATIONS INSTITUTIONAL RESERVES
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              NET ASSET                                      DIVIDENDS
                                                                VALUE                   NET                   FROM NET
                                                              BEGINNING              INVESTMENT              INVESTMENT
                                                              OF PERIOD                INCOME                  INCOME
                                                              ---------------------------------------------------------
TREASURY RESERVES
CAPITAL CLASS
Period ended 3/31/1999(a)...................................    $1.00                 $0.0462                 $(0.0462)
Year ended 4/30/1998........................................     1.00                  0.0541                  (0.0541)
Year ended 4/30/1997........................................     1.00                  0.0519                  (0.0519)
Year ended 4/30/1996........................................     1.00                  0.0556                  (0.0556)
Year ended 4/30/1995........................................     1.00                  0.0480                  (0.0480)
Year ended 4/30/1994........................................     1.00                  0.0298                  (0.0298)
LIQUIDITY CLASS
Period ended 3/31/1999(a)...................................    $1.00                 $0.0448                 $(0.0448)
Year ended 4/30/1998........................................     1.00                  0.0526                  (0.0526)
Year ended 4/30/1997........................................     1.00                  0.0504                  (0.0504)
Year ended 4/30/1996........................................     1.00                  0.0541                  (0.0541)
Year ended 4/30/1995........................................     1.00                  0.0462                  (0.0462)
Year ended 4/30/1994........................................     1.00                  0.0263                  (0.0263)
ADVISER CLASS
Period ended 3/31/1999(a)...................................    $1.00                 $0.0439                 $(0.0439)
Year ended 4/30/1998........................................     1.00                  0.0516                  (0.0516)
Year ended 4/30/1997........................................     1.00                  0.0494                  (0.0494)
Year ended 4/30/1996........................................     1.00                  0.0531                  (0.0531)
Period ended 4/30/1995 *....................................     1.00                  0.0308                  (0.0308)
MARKET CLASS
Period ended 3/31/1999(a)...................................    $1.00                 $0.0423                 $(0.0423)
Year ended 4/30/1998........................................     1.00                  0.0505                  (0.0505)
Period ended 4/30/1997*.....................................     1.00                  0.0481                  (0.0481)

---------------

 * Treasury Reserves Adviser Class and Market Class commenced operations on September 22, 1994 and May 3, 1996, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS INSTITUTIONAL RESERVES

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ------------------------------------------------
                                                                                          OPERATING
                                        NET ASSETS                                    EXPENSES WITHOUT
    NET ASSET VALUE       TOTAL        END OF PERIOD   OPERATING    NET INVESTMENT     WAIVERS AND/OR
     END OF PERIOD       RETURN++          (000)        EXPENSES        INCOME         REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------
         $1.00             4.72%        $1,382,688        0.20%+(b)      4.99%+              0.45%+(b)
          1.00             5.55            246,058        0.20           5.41                0.45
          1.00             5.30            468,975        0.20           5.20                0.46
          1.00             5.71            304,342        0.20           5.50                0.51
          1.00             4.91            251,694        0.20           4.79                0.50
          1.00             3.02            388,504        0.20           2.99                0.52
         $1.00             4.58%        $  304,387        0.35%+(b)      4.84%+              1.35%+(b)
          1.00             5.38            743,410        0.35           5.26                1.35
          1.00             5.15             81,575        0.35           5.05                0.61
          1.00             5.57             11,804        0.35           5.35                0.66
          1.00             4.71                674        0.49           4.50                0.79
          1.00             2.67             14,227        0.55           2.67                0.87
         $1.00             4.48%        $  344,906        0.45%+(b)      4.74%+              0.70%+(b)
          1.00             5.28            222,760        0.45           5.16                0.70
          1.00             5.06            154,256        0.45           4.95                0.71
          1.00             5.45            175,691        0.45           5.25                0.76
          1.00             3.11             55,762        0.45+          4.54+               0.75+
         $1.00             4.31%        $1,169,932        0.62%+(b)      4.57%+              0.90%+(b)
          1.00             5.18            265,495        0.55           5.06                0.90
          1.00             4.92            123,396        0.55+          4.85+               0.81+

NATIONS INSTITUTIONAL RESERVES
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              NET ASSET                                DIVIDENDS
                                                                VALUE                NET                FROM NET
                                                              BEGINNING           INVESTMENT           INVESTMENT
                                                              OF PERIOD             INCOME               INCOME
                                                              ---------------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS
Period ended 3/31/1999(a)...................................    $1.00              $0.0468              $(0.0468)
Year ended 4/30/1998........................................     1.00               0.0543               (0.0543)
Year ended 4/30/1997........................................     1.00               0.0520               (0.0520)
Year ended 4/30/1996........................................     1.00               0.0556               (0.0556)
Year ended 4/30/1995........................................     1.00               0.0463               (0.0463)
Year ended 4/30/1994........................................     1.00               0.0278               (0.0278)
LIQUIDITY CLASS
Period ended 3/31/1999(a)...................................    $1.00              $0.0454              $(0.0454)
Year ended 4/30/1998........................................     1.00               0.0528               (0.0528)
Year ended 4/30/1997........................................     1.00               0.0505               (0.0505)
Year ended 4/30/1996........................................     1.00               0.0537               (0.0537)
Year ended 4/30/1995........................................     1.00               0.0453               (0.0453)
Year ended 4/30/1994........................................     1.00               0.0268               (0.0268)
ADVISER CLASS
Period ended 3/31/1999(a)...................................    $1.00              $0.0445              $(0.0445)
Year ended 4/30/1998........................................     1.00               0.0518               (0.0518)
Year ended 4/30/1997........................................     1.00               0.0495               (0.0495)
Year ended 4/30/1996........................................     1.00               0.0527               (0.0527)
Period ended 4/30/1995*.....................................     1.00               0.0299               (0.0299)
MARKET CLASS
Period ended 3/31/1999(a)...................................    $1.00              $0.0431              $(0.0431)
Year ended 4/30/1998........................................     1.00               0.0508               (0.0508)
Period ended 4/30/1997*.....................................     1.00               0.0482               (0.0482)

---------------

 * Government Reserves Adviser Class and Market Class commenced operations on September 22, 1994 and May 3, 1996, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS INSTITUTIONAL RESERVES

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ------------------------------------------------
                                                                                          OPERATING
                                        NET ASSETS                                    EXPENSES WITHOUT
    NET ASSET VALUE       TOTAL        END OF PERIOD   OPERATING    NET INVESTMENT     WAIVERS AND/OR
     END OF PERIOD       RETURN++          (000)        EXPENSES        INCOME         REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------
         $1.00             4.78%         $229,561         0.20%+(b)      5.05%+              0.44%+(b)
          1.00             5.57           190,607         0.20           5.43                0.45
          1.00             5.33           125,377         0.20(b)        5.22                0.49(b)
          1.00             5.71            58,121         0.20           5.48                0.53
          1.00             4.72                 2         0.32           4.35                0.54
          1.00             2.82            10,819         0.45           2.78                0.51
         $1.00             4.63%         $ 59,551         0.35%+(b)      4.90%+              1.29%+(b)
          1.00             5.40            32,773         0.35           5.28                1.30
          1.00             5.19             6,482         0.35(b)        5.07                0.64(b)
          1.00             5.51               129         0.35           5.33                0.68
          1.00             4.59                 2         0.40           4.27                0.62
          1.00             2.71           259,836         0.55           2.68                0.61
         $1.00             4.54%         $ 88,836         0.45%+(b)      4.80%+              0.69%+(b)
          1.00             5.30            70,164         0.45           5.18                0.70
          1.00             5.07            24,845         0.45(b)        4.97                0.74(b)
          1.00             5.39           108,168         0.45           5.23                0.78
          1.00             3.04            99,246         0.57+          4.10+               0.79+
         $1.00             4.39%         $334,000         0.61%+(b)      4.64%+              0.89%+(b)
          1.00             5.20           274,499         0.55           5.08                0.90
          1.00             4.93           218,499         0.55+(b)       4.87+               0.84+(b)

NATIONS INSTITUTIONAL RESERVES
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              NET ASSET                                  DIVIDENDS
                                                                VALUE                 NET                 FROM NET
                                                              BEGINNING            INVESTMENT            INVESTMENT
                                                              OF PERIOD              INCOME                INCOME
                                                              -----------------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS
Period ended 3/31/1999(a)...................................    $1.00               $0.0292               $(0.0292)
Year ended 4/30/1998........................................     1.00                0.0353                (0.0353)
Year ended 4/30/1997........................................     1.00                0.0337                (0.0337)
Year ended 4/30/1996........................................     1.00                0.0362                (0.0362)
Year ended 4/30/1995........................................     1.00                0.0313                (0.0313)
Year ended 4/30/1994........................................     1.00                0.0198                (0.0198)
LIQUIDITY CLASS
Period ended 3/31/1999(a)...................................    $1.00               $0.0278               $(0.0278)
Year ended 4/30/1998........................................     1.00                0.0341                (0.0341)
Year ended 4/30/1997........................................     1.00                0.0323                (0.0323)
Year ended 4/30/1996........................................     1.00                0.0347                (0.0347)
Year ended 4/30/1995........................................     1.00                0.0304                (0.0304)
Year ended 4/30/1994........................................     1.00                0.0188                (0.0188)
ADVISER CLASS
Period ended 3/31/1999(a)...................................    $1.00               $0.0270               $(0.0270)
Year ended 4/30/1998........................................     1.00                0.0332                (0.0332)
Year ended 4/30/1997........................................     1.00                0.0313                (0.0313)
Year ended 4/30/1996........................................     1.00                0.0337                (0.0337)
Period ended 4/30/1995*.....................................     1.00                0.0199                (0.0199)
MARKET CLASS
Period ended 3/31/1999(a)...................................    $1.00               $0.0254               $(0.0254)
Year ended 4/30/1998........................................     1.00                0.0318                (0.0318)
Period ended 4/30/1997*.....................................     1.00                0.0301                (0.0301)

---------------

 * Municipal Reserves Adviser Class and Market Class commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** The effect of interest expense on the operating expense ratio was 0.02%

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

NATIONS INSTITUTIONAL RESERVES

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                       ------------------------------------------------
                                                                                          OPERATING
                                        NET ASSETS                                    EXPENSES WITHOUT
    NET ASSET VALUE       TOTAL        END OF PERIOD   OPERATING    NET INVESTMENT     WAIVERS AND/OR
     END OF PERIOD       RETURN++          (000)        EXPENSES        INCOME         REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------
         $1.00             2.96%         $134,268         0.20%+         3.10%+              0.48%+
          1.00             3.61            74,251         0.20**         3.53                0.48
          1.00             3.44            59,701         0.20           3.38                0.52
          1.00             3.70            48,482         0.20           3.61                0.58
          1.00             3.19            32,353         0.23           3.36                0.59
          1.00             2.00            35,698         0.45           1.98                0.58
         $1.00             2.81%         $ 68,393         0.35%+         2.95%+              1.33%+
          1.00             3.43            53,074         0.35**         3.38                1.33
          1.00             3.29            54,677         0.35           3.23                0.67
          1.00             3.52             6,734         0.35           3.46                0.73
          1.00             3.09             2,591         0.33           3.26                0.69
          1.00             1.90            13,805         0.55           1.86                0.67
         $1.00             2.73%         $ 55,434         0.45%+         2.85%+              0.73%+
          1.00             3.34            29,936         0.45**         3.28                0.73
          1.00             3.19             7,296         0.45           3.13                0.77
          1.00             3.43            55,511         0.45           3.36                0.83
          1.00             2.02            64,123         0.48+          3.11+               0.84+
         $1.00             2.57%         $146,999         0.61%+         2.69%+              0.93%+
          1.00             3.24            92,000         0.55**         3.18                0.93
          1.00             3.06            78,300         0.55+          3.03+               0.87+

NATIONS INSTITUTIONAL RESERVES
   NOTES TO FINANCIAL STATEMENTS

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. In 1999, the Trust's fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. At March 31, 1999, the Trust offered five portfolios: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (individually, a "Portfolio", and collectively, the "Portfolios"). At March 31, 1999, the Portfolios offered four classes of shares: Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. The Portfolios' investment advisor and sub-advisor, acting under the supervision of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment advisor and sub-advisor have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

At March 31, 1999, Treasury Reserves had reverse repurchase agreements outstanding as follows:

Maturity Amount................................  $443,677,000
Maturity Date..................................      04/01/99
Market Value of Assets Sold Under Agreements...  $436,191,000

NATIONS INSTITUTIONAL RESERVES

The average daily balance of reverse repurchase agreements outstanding by Treasury Reserves during the year ended March 31, 1999 was $331,792,872. Cash Reserves and Government Reserves did not enter into any reverse repurchase agreements during the year ended March 31, 1999.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended March 31, 1999, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $398,151 and have been included in interest income in the Statement of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for capital loss carryforwards from mergers.

Reclassifications for the year ended March 31, 1999 were as follows:

                                            INCREASE/
                                           (DECREASE)      INCREASE/
                             INCREASE/    UNDISTRIBUTED    (DECREASE)
                             (DECREASE)        NET        ACCUMULATED
                              PAID-IN      INVESTMENT     NET REALIZED
                              CAPITAL        INCOME       GAIN/(LOSS)
                               (000)          (000)          (000)
                             -----------------------------------------
Cash Reserves..............     $--            $27            $(27)
Money Market Reserves......      --             --              --
Treasury Reserves..........      94             --             (94)
Government Reserves........      (1)            --               1
Municipal Reserves.........      --*            --              --*

---------------
* Amount represents less than $500.

Federal Income Tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Net Assets and represents cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which NBAI

NATIONS INSTITUTIONAL RESERVES
provides investment advisory services to the Portfolios. Under the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the annual rate of 0.30% of each Portfolio's average daily net assets.

The Trust has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a fee from NBAI at the annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the co-administrator of the Trust. On December 1, 1998, NBAI began serving as co-administrator of the Portfolios with Stephens. Under the new arrangement, Stephens and NBAI are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Portfolio's average daily net assets, in addition to certain out-of-pocket expenses. Prior to December 1, 1998, First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, served as co-administrator. Stephens and First Data were entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Portfolio's average daily net assets. Effective December 1, 1998, The Bank of New York ("BNY") began serving as sub-administrator of the Trust pursuant to an agreement with NBAI, and NBAI ceased to serve as sub-administrator. For the year ended March 31, 1999, Stephens earned $933,393 from the Portfolios for its administration services and NBAI waived all of its fees from the Portfolios for administration services.

The investment advisor, sub-advisor and distributor may, from time to time, voluntarily reduce their fees payable by each Portfolio. For the year ended March 31, 1999, the investment advisor agreed to voluntarily reimburse expenses and/or waive its advisory and co-administration fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed 0.20% of each Portfolio's average daily net assets.

Effective October 19, 1998, BNY began serving as the custodian of the Trust's assets. Previously, NationsBank of Texas, N.A. ("NationsBank of Texas") served as custodian until May 6, 1998, when it was merged with NationsBank. BNY acted as sub-custodian to the Funds until that date. For the year ended March 31, 1999, NationsBank of Texas and NationsBank earned $14,082 for providing such services. For the year ended March 31, 1999, expenses of the Cash Reserves, Money Market Reserves, Treasury Reserves and Government Reserves were reduced by $12,663 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Municipal Reserves does not participate in the expense offset arrangement.

First Data serves as the transfer agent for the Portfolios' shares. NationsBank of Texas also served as the sub-transfer agent for the Capital Class Shares of the Portfolios until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Capital Class Shares of the Portfolios on that date and is providing the same services as were previously provided by NationsBank of Texas. Stephens serves as distributor of the Portfolios' shares.

The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a portfolio of Nations Funds, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of Operations.

Certain other affiliated Nations Funds, advised by NBAI, have made daily investments of cash balances in the Cash Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 1999, approximately

NATIONS INSTITUTIONAL RESERVES

11.8% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3. SHAREHOLDER SERVICING AND
    DISTRIBUTION PLANS

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves and Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of the Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders. Currently, the Trust is not compensating Stephens for providing such services.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

At March 31, 1999, the rates in effect, as a percentage of average daily net assets, were as follows:

                                      SERVICING PLAN
                               ----------------------------   MARKET
                               LIQUIDITY   ADVISER   MARKET   CLASS
                                 CLASS      CLASS    CLASS    SHARES
          PORTFOLIO             SHARES     SHARES    SHARES    PLAN
--------------------------------------------------------------------
Cash Reserves................    0.15%      0.25%     0.25%    0.20%*
Money Market Reserves........    0.15%      0.25%     0.25%    0.20%*
Treasury Reserves............    0.15%      0.25%     0.25%    0.20%*
Government Reserves..........    0.15%      0.25%     0.25%    0.20%*
Municipal Reserves...........    0.15%      0.25%     0.25%    0.20%*

---------------
* Reflects an increase from 0.10%, effective October 1, 1998.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of NationsBank and NBAI.

4. SHARES OF BENEFICIAL INTEREST

At March 31, 1999, an unlimited number of shares of beneficial interest without par value was authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5. RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. In addition, no Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at fair value in good faith by the investment advisor under the direction of the Board of Trustees, taking into consideration such factors as the Board deems appropriate.

NATIONS INSTITUTIONAL RESERVES

CASH RESERVES

                                                                                              FAIR       PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE        VALUE         OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
SECURITY                                              DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth Life Insurance Company: 5.060%
 04/01/99+.......................................    3/05/99       $75,000      $1.00       $ 75,000        0.9%        $ 75,000
First Allmerica Financial Life Insurance Company:
 5.060% 06/29/99#................................    2/25/99        50,000       1.00         50,000        0.6           50,000
 5.090% 06/29/99#................................    5/15/98        50,000       1.00         50,000        0.6           50,000
 5.120% 06/29/99#................................    3/22/99        50,000       1.00         50,000        0.6           50,000
Jackson National Life Insurance Company:
 5.180% 04/01/99+................................    3/01/99        50,000       1.00         50,000        0.6           50,000
 5.090% 09/27/99#................................    3/14/99        50,000       1.00         50,000        0.6           50,000
Peoples Security Life Insurance Company:
 5.010% 09/27/99#................................    5/09/98        25,000       1.00         25,000        0.3           25,000
SMM Trust, Series 1999-B:
 5.449% 03/15/00.................................    3/05/99       100,000       1.00        100,000        1.2          100,000
Travelers Life Insurance Company:
 5.040% 06/01/99+................................    1/31/99        50,000       1.00         50,000        0.6           50,000

---------------
# Put date
+ Reset date

TREASURY RESERVES

                                                                                              FAIR       PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE        VALUE         OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
SECURITY                                              DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Morgan Stanley Group
 Inc., 4.810% 04/30/99...........................    11/3/98       $90,000      $1.00       $90,000         2.8%        $90,000

The following security is restricted as to resale. However, it is considered liquid due to the put feature which allows the Portfolio to put the security back to the issuer at par value within seven calendar days.

CASH RESERVES

                                                                                              FAIR       PERCENTAGE    HISTORICAL
                                                                  PAR VALUE     VALUE        VALUE         OF NET         COST
                                                   ACQUISITION     3/31/99     PER UNIT     3/31/99        ASSETS       3/31/99
SECURITY                                              DATE          (000)      3/31/99       (000)        3/31/99        (000)
---------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Company:
 5.106% 04/07/99#................................   11/10/98      $100,000      $1.00       $100,000       1.2%         $100,000

---------------
# Put date

6.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the year ended March 31, 1999, there were no borrowings by the Portfolios under the Agreement.

NATIONS INSTITUTIONAL RESERVES

7. CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Portfolios had available for Federal income tax purposes the following unused capital losses expiring March 31:

                            2001    2002    2003    2004    2005    2006    2007
                            (000)   (000)   (000)   (000)   (000)   (000)   (000)
                            -----------------------------------------------------
Cash Reserves.............    --     --      --       --      --      --     $17
Money Market Reserves.....  $ 13     --      --       --      --      --      --
Treasury Reserves.........    --     $9      $3      $39     $45     $26       2
Municipal Reserves........    --     --       1       --      --      --       1

---------------
* Represents less than $500.

8.  REORGANIZATIONS

On May 15, 1998, Treasury Reserves (the "Acquiring Fund"), acquired the assets and certain liabilities of the Emerald Treasury Advantage Institutional Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date of the Acquired Fund and Acquiring Fund prior to acquisition, and the Acquiring Fund immediately after acquisition, were $144,375,000, $1,630,778,000 and $1,775,153,000, respectively.

On May 22, 1998, Money Market Reserves, a newly established Portfolio, acquired the assets and certain liabilities of the Emerald Prime Advantage Institutional Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Money Market Reserves in an amount equal to the value of the outstanding shares of the Emerald Prime Advantage Institutional Fund. The financial statements of Money Market Reserves reflect the historical financial results of the Emerald Prime Advantage Institutional Fund prior to the reorganization. Additionally, the fiscal year end of the Emerald Prime Advantage Institutional Fund for financial reporting purposes was changed to coincide with that of the Trust.

9.  SUBSEQUENT EVENT

The Trust was party to an Agreement and Plan of Reorganization with the Pacific Horizon Funds, Inc. (a family of mutual funds advised by Bank of America NT&SA, an indirect wholly-owned subsidiary of Bank of America Corporation) pursuant to which the assets and liabilities (net) of the Pacific Horizon Government and Treasury Only Funds, Prime Fund, Tax-Exempt Money Fund and Treasury Fund of $471,810,236, $13,963,106,746, $754,047,900 and $3,144,070,928, respectively, were acquired in a tax-free reorganization in exchange for shares of the Nations Government Reserves, Cash Reserves, Municipal Reserves and Treasury Reserves on May 14, 1999.

Effective May 14, 1999, the maximum contractual levels of advisory fees payable by the Portfolios changed. At that time, the maximum contractual advisory fee that NBAI was entitled to receive from the Portfolios decreased from 0.30% of the Portfolios' average daily net assets to 0.15% of the Portfolios' average daily net assets.

NATIONS INSTITUTIONAL RESERVES
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS INSTITUTIONAL RESERVES

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Reserves, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, and Nations Money Market Reserves (each a series of Nations Institutional Reserves, hereafter referred to as the "Trust") at March 31, 1999, and the results of each of their operations, the cash flows for Nations Treasury Reserves, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The Statement of Operations of Nations Money Market Reserves for the period December 1, 1997 through May 15, 1998, the statements of changes in net assets for the period December 1, 1997 through May 15, 1998 and the year ended November 30, 1997, and the financial highlights for the periods indicated were audited by other independent accountants whose report dated July 1, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 28, 1999

NATIONS INSTITUTIONAL RESERVES
   TAX INFORMATION (UNAUDITED)

For the period ended March 31, 1999, all of the distributions made from investment income of Nations Municipal Reserves, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

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